As filed with the Securities and Exchange Commission on April 29 , 2016

1933 Act Registration File No. 333- 210554

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1

☐ Post-Effective Amendment No. ___

(Check appropriate box or boxes.)

Value Line Funds Investment Trust
(Exact Name of Registrant as Specified in Charter)

(212) 907-1900
(Area Code and Telephone Number)

7 Times Square, 21st Floor,
New York, New York 10036-6524
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Mitchell E. Appel
Value Line Funds Investment Trust
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:
Leonard A. Pierce, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109
(617) 526-6440

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933:
No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Institutional Class shares of Value Line Defensive Strategies Fund, a series of the Registrant.

It is proposed that this filing will beome effective on May 29, 2016 pursuant to Rule 488 under the Securities Act of 1933.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet
Contents of Registration Statement
Letter to Shareholders
Notice of Special Meeting
Questions and Answers
Part A - Combined Proxy Statement and Prospectus
Part B - Statement of Additional Information
Part C - Other Information
Signature Page
Exhibits

COMBINED PROXY STATEMENT AND PROSPECTUS

For the Reorganization of
Alpha Defensive Alternatives Fund,
a series of Advisors Series Trust

615 East Michigan Street,
Milwaukee, Wisconsin 53202
1-877-9AlphaC (1-877-925-7422)

Into

Value Line Defensive Strategies Fund,
a series of Value Line Funds Investment Trust

7 Times Square, 21st Floor,
New York, New York 10036-6524
(212) 907-1900

May 6 , 2016

(ii)

ADVISORS SERIES TRUST

Alpha Defensive Alternatives Fund

615 East Michigan Street, Milwaukee, Wisconsin 53202

May 6 , 2016

To the Shareholders:

We are pleased to announce that the Alpha Defensive Alternatives Fund (the “Alpha Fund”), a series of Advisors Series Trust (“AST”), is proposing to reorganize into the Value Line Defensive Strategies Fund (the “Value Line Fund”), a newly created series of Value Line Funds Investment Trust (the “VLF Trust”). The Value Line Fund is designed to have a substantially identical investment program as that of the Alpha Fund.

A Special Meeting of Shareholders of the Alpha Fund is to be held at 2:00 p.m. Central Time on Friday, June 10, 2016, at 615 East Michigan Street, Milwaukee, Wisconsin 53202 at which you will be asked to vote on the proposal to reorganize the Alpha Fund into the Value Line Fund. A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the meeting, a proxy card for your vote at the meeting and a postage-prepaid envelope in which to return your proxy card are enclosed.

The primary purpose of the proposed reorganization (the “Reorganization”) is to move the Alpha Fund into a newly created fund within the Value Line Funds family of mutual funds (the “Value Line Funds”) that has a substantially identical investment program as that of the Alpha Fund. The Reorganization will shift management oversight responsibility for the Alpha Fund to EULAV Asset Management, the investment adviser and/or manager to all the Value Line Funds (the “Manager”), while retaining Alpha Capital Funds Management, LLC, the investment adviser to the Alpha Fund, as the day-to-day investment adviser to the Value Line Fund (“Alpha Capital” or the “Investment Adviser”). The Manager is an experienced provider of investment advisory services to mutual funds, with approximately $2.2 billion in mutual fund assets under management as of March 31, 2016. By engaging Alpha Capital as the investment adviser to the Value Line Fund, the Value Line Fund will be advised by the same portfolio manager at Alpha Capital that currently advises the Alpha Fund and has done so since the Alpha Fund’s inception. In particular, Bradley H. Alford, CFA, the portfolio manager of the Investment Adviser who is primarily responsible for the day-to-day portfolio management of the Alpha Fund, will remain the portfolio manager.

Alpha Capital believes that the Reorganization may benefit shareholders by providing them with a fund with marginally lower operating expenses and with access to the Value Line Funds’ larger distribution platform, which could provide potential asset growth opportunities that, if realized, may result in greater efficiencies and economies of scale. If Alpha Fund shareholders approve the Reorganization, it will take effect on or about June 10, 2016. At that time, the Alpha Fund Class I shares you currently own would, in effect, be exchanged on a tax-free basis for Institutional Class shares of the Value Line Fund equal in number and value. No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the tax-free exchange of their shares.

The Reorganization will not result in any increase in the aggregate management and advisory fees payable by the Value Line Fund over the advisory fees currently incurred by the Alpha Fund. The Alpha Fund assesses no front-end sales charge, contingent deferred sales charge, redemption fees or exchange fees on its Class I shares, and no such fees will be assessed by the Value Line Fund on its Institutional Class shares.

Importantly, giving effect to the Reorganization, the pro forma total annualized annual fund operating expense ratios (both before and after giving effect to an expense cap) of the Institutional Class shares of the Value Line Fund through at least June 30, 2017 are projected to be lower than the current expense ratios (before and after giving effect to an expense cap) paid by the Class I shares of the Alpha Fund.

Both Alpha Capital and the Board of Trustees of AST unanimously recommend that the shareholders of the Alpha Fund vote in favor of the proposed Reorganization.

Detailed information about the proposal is contained in the enclosed materials. Whether or not you plan to attend the meeting in person, we need your vote. Once you have decided how you will vote, please promptly complete, sign, date and return the enclosed proxy card in the postage-prepaid envelope or you may submit your vote via telephone or the internet. If you have any questions regarding the proposal to be voted on, please do not hesitate to call our proxy solicitor, AST Fund Solutions toll free at 1-(866) 828-6951.

Your vote is very important to us. Thank you for your response and for your continued investment in the Alpha Defensive Alternatives Fund.

Respectfully,

ADVISORS SERIES TRUST

By:  Douglas G. Hess

Its:  President

ALPHA CAPITAL FUNDS MANAGEMENT, LLC

By:  Bradley H. Alford, CFA

Its:  Chief Investment Officer and Portfolio Manager

ADVISORS SERIES TRUST

Alpha Defensive Alternatives Fund

615 East Michigan Street, Milwaukee, Wisconsin 53202

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON JUNE 10, 2016

To the Shareholders of the Alpha Defensive Alternatives Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Alpha Defensive Alternatives Fund (the “Alpha Fund”), a series of Advisors Series Trust (“AST”), is to be held at 2:00 p.m. Central Time on Friday, June 10, 2016, at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Special Meeting is being held to consider an Agreement and Plan of Reorganization and Termination (the “Plan”) providing for the transfer of all of the assets of the Alpha Fund (other than certain rights under an AST insurance policy that are non-transferable) to the Value Line Defensive Strategies Fund (the “Value Line Fund”), a newly created series of Value Line Funds Investment Trust. The transfer effectively would be (1) an exchange of your Class I shares of the Alpha Fund for Institutional Class shares of the Value Line Fund, which would be distributed pro rata by the Alpha Fund to the holders of its shares in complete liquidation of the Alpha Fund, and (2) the Value Line Fund’s assumption of all of the obligations and liabilities (other than certain unknown liabilities to the extent covered by the AST insurance policy) of the Alpha Fund.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

Holders of record of the Class I shares of the Alpha Fund as of the close of business on April 15, 2016 are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Special Meeting, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. Any such adjournment would require the affirmative vote of the holders of a majority of the shares present in person or by proxy. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Alpha Fund on questions of adjournment (other than any adjournment if a quorum is present but sufficient votes to approve the Plan are not obtained) and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on June 10, 2016, or any adjournment or postponement thereof. This Notice and the Combined Proxy Statement and Prospectus are available on the internet at http://www.proxyonline.com/docs/alpha2016.pdf. On this website, you will be able to access the Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By Order of the Board of Trustees,

Jeanine M. Bajczyk, Secretary
May 6 , 2016

YOUR VOTE IS IMPORTANT
NO MATTER HOW MANY SHARES YOU OWN

We urge you to vote your shares. Your prompt vote may save the Alpha Fund the necessity of further solicitations to ensure a quorum at the Special Meeting. Shareholders may cast their vote by telephone, by mail, by the internet and by automated touchtone as set forth below:

Phone:	To cast your vote by phone with a proxy voting representative, call the toll-free number found on the enclosed proxy card. You will be required to provide your control number found on the reverse side of your proxy card.

Mail:	To vote your proxy by mail, check the appropriate voting box on the reverse side of your proxy card, sign and date the card and return it in the enclosed postage-paid envelope. If you sign, date and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

The options below are available 24 hours a day/7 days a week.

Internet:	The web address and instructions for voting online can be found on the enclosed proxy card. You will be required to provide your control number found on the reverse side of your proxy card.

Automated Touchtone:	The toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card. You must have the control number found on the reverse side of your proxy card.

If you have any questions regarding the proposal, the proxy card or need assistance voting your shares, please contact AST Fund Solutions, the Alpha Fund’s proxy solicitor, toll-free at 1-(866) 828-6951. If the Alpha Fund does not receive your voting instructions after our original mailing, you may be contacted by us or by AST Fund Solutions, in either case, to remind you to vote.

If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank or other nominee, you should contact your nominee about voting in person at the Special Meeting.

ADVISORS SERIES TRUST

Alpha Defensive Alternatives Fund

615 East Michigan Street, Milwaukee, Wisconsin 53202

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: May 6 , 2016

Question: What is this document and why did you send it to me?

Answer: The attached Combined Proxy Statement and Prospectus is a proxy statement for the Alpha Defensive Alternatives Fund (the “Alpha Fund”), a series of Advisors Series Trust (“AST”), and a prospectus for the Institutional Class shares of the Value Line Defensive Strategies Fund (the “Value Line Fund” or the “Fund”), a newly created series of Value Line Funds Investment Trust (the “VLF Trust”) (collectively, the “Proxy Statement”). Two purposes of the Proxy Statement are to (1) solicit votes from shareholders of the Alpha Fund to approve the proposed reorganization of the Alpha Fund into the Value Line Fund (the “Reorganization”), as described in the Agreement and Plan of Reorganization and Termination between AST and the VLF Trust (the “Plan”), the form of which is attached to the Proxy Statement as Appendix A, and (2) provide information regarding the Institutional Class shares of the Value Line Fund.

The Proxy Statement contains information that shareholders of the Alpha Fund should know before voting on the Reorganization. The Proxy Statement should be retained for future reference.

Question: What is the purpose of the Reorganization?

Answer: The primary purpose of the Reorganization is to reorganize the Alpha Fund into a newly created fund within the Value Line Funds family of mutual funds (the “Value Line Funds”). The Reorganization is expected to result in marginally lower operating expenses as a percentage of assets (both before and after giving effect to expense caps) through at least June 30, 2017 (see discussion below) and will provide the Alpha Fund with access to the Value Line Funds’ larger distribution platform, which has the potential to provide asset growth opportunities that, if realized, may result in greater efficiencies and economies of scale, although there can be no guarantee that these potentials will be achieved.

Alpha Capital Funds Management, LLC (“Alpha Capital”), the current investment adviser to the Alpha Fund, recommends that the Alpha Fund be reorganized as a series of the VLF Trust.

Question: How will the Reorganization work?

Answer: In order to reorganize the Alpha Fund as a series of the VLF Trust, a substantially similar fund – the Value Line Fund – has been created as a new series of the VLF Trust. If shareholders of the Alpha Fund approve the Plan, the Alpha Fund will transfer all of its assets (other than certain rights under an AST insurance policy that are non-transferable) to the Value Line Fund in return for shares of the Value Line Fund and the Value Line Fund’s assumption of the Alpha Fund’s liabilities (other than certain unknown liabilities to the extent covered by the AST insurance policy). The Alpha Fund will then distribute the shares it receives from the Value Line Fund to shareholders. Existing shareholders of the Alpha Fund’s Class I shares will become shareholders of the Value Line Fund’s Institutional Class shares and, immediately after the Reorganization, each shareholder will hold Institutional Class shares of the Value Line Fund equal in number and value to the Alpha Fund’s Class I shares that the shareholder held immediately prior to the Reorganization. Subsequently, the Alpha Fund will be liquidated.

Q&A - 1

Please refer to the Proxy Statement for a detailed explanation of the proposal. For a description of the AST insurance policy that is not being transferred by the Alpha Fund to the Value Line Fund, please see “Summary of the Proposed Reorganization” on page 18 of the Proxy Statement. If the Plan is approved by shareholders of the Alpha Fund at the Special Meeting of Shareholders (the “Special Meeting”), the Reorganization is expected to be effective on or about June 10, 2016.

Question: How will the Reorganization affect me as a shareholder?

Answer: You will become a shareholder of the Value Line Fund. The shares of the Value Line Fund that you receive will have, at the closing date of the Reorganization, a total net asset value equal to the total net asset value of the shares you hold in the Alpha Fund as of that same date. The Reorganization will not affect the value of your investment at the time of the Reorganization. The Reorganization is generally expected to be tax-free to the Alpha Fund and its shareholders.

The Reorganization will not result in any change in the Alpha Fund’s investment adviser as Alpha Capital, the current adviser to the Alpha Fund, will be engaged as the investment adviser to the Value Line Fund (the “Investment Adviser”), responsible for the day-to-day management of the Fund’s portfolio. As a result, there will be continuity of the investment adviser and its portfolio manager, Bradley H. Alford, CFA, who has been responsible for the Alpha Fund’s performance record since its inception on January 31, 2011. However, the investment management of the Value Line Fund is structured slightly differently from the Alpha Fund in that the Value Line Fund divides the day-to-day investment decision making process (e.g., Alpha Capital’s responsibility) from the broader management responsibilities of the Fund’s day-to-day operations and the supervision of the advisory, administrative and professional services provided by other service providers to the Fund. As a result, the Reorganization will shift these broader management oversight responsibilities from Alpha Capital to EULAV Asset Management (the “Manager”).

The investment objective and the investment strategies of the Value Line Fund will be substantially identical to those of the Alpha Fund. The Value Line Fund’s material investment limitations are substantially similar to those of the Alpha Fund; however, the investment limitations have been updated by the Value Line Fund to align with the limitations applicable to other funds in the Value Line Funds.

While there will be continuity of the Investment Adviser and the portfolio manager, the other service providers to the Value Line Fund will be the service providers that serve as such to all the mutual funds within the Value Line Funds, which differ from those of the Alpha Fund. In addition to the Manager and its role as discussed above, the following other services providers are expected to change:

	Alpha Fund	Value Line Fund
Distributor:	Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bank National Association	EULAV Securities LLC, an affiliate of the Manager
Custodian:	U.S. Bank National Association	State Street Bank and Trust Company
Administrator, Transfer Agent and Fund Accountant:	U.S. Bancorp Fund Services, LLC	State Street Bank and Trust Company and its affiliate, Boston Financial Data Services, Inc.
Independent Registered Public Accounting Firm:	Tait, Weller & Baker LLP	PricewaterhouseCoopers LLP

The Reorganization will move the assets of the Alpha Fund from AST, which is a Delaware statutory trust, to the Value Line Fund, a series of the VLF Trust, which is a Massachusetts business trust. As a result of the Reorganization, the Value Line Fund will operate under the supervision of the VLF Trust’s Board of Trustees. Please refer to the section in the Proxy Statement entitled “Comparison of Forms of Organization and Shareholder Rights” for more information about the differences between AST and the VLF Trust.

Q&A - 2

Question: Who will manage the Value Line Fund?

Answer: The Manager will be responsible for overseeing the overall management of the Value Line Fund. As described above, the Reorganization will not result in any change in the Alpha Fund’s investment adviser or portfolio manager.

The Manager is an experienced provider of investment advisory services to mutual funds, with approximately $2.2 billion in mutual fund assets under management as of March 31, 2016. There are currently 12 other mutual funds, excluding the Value Line Fund, that comprise the Value Line Funds, all of which are advised or managed by the Manager.

The Investment Adviser is a Georgia limited liability company. The Investment Adviser was formed in 2010 and had approximately $39.8 million of assets under management as of March 31, 2016. Bradley H. Alford, CFA, the portfolio manager of the Alpha Fund, owns 61.11% of the Investment Adviser and is a control person of the Investment Adviser.

Question: How will the Reorganization affect the fees and expenses I pay as a shareholder of the Alpha Fund?

Answer: The Reorganization will not result in any increase in the aggregate investment advisory and management fees payable by the Value Line Fund over the investment advisory fees currently incurred by the Alpha Fund. The aggregate rates of the investment advisory and management fees payable by the Value Line Fund and the investment advisory fee payable by the Alpha Fund are the same -- 0.65% of the applicable fund’s average daily net assets. For the Value Line Fund, this fee is divided between the Manager and the Investment Adviser. The Manager receives a fee from the Value Line Fund at the annual rate of 0.20% of the Fund’s average daily net assets and the Investment Adviser receives a fee from the Fund at the annual rate of 0.45% of the Fund’s average daily net assets. The Alpha Fund assesses no front-end sales charge, contingent deferred sales charge, redemption fees or exchange fees on its Class I shares, and no such fees will be assessed by the Value Line Fund on its Institutional Class shares. Also like the Class I shares of the Alpha Fund, the Institutional Class shares of the Value Line Fund will not pay any distribution fee pursuant to Rule 12b-1. As a difference from the Alpha Fund, the Institutional Class shares of the Value Line Fund may bear the costs of sub-transfer agency services provided by third parties to shareholders that invest in such class through such third parties in an amount generally approximating the amount of transfer agency fees that such class would otherwise bear had such accounts been direct shareholders in the Value Line Fund, provided that these costs may not exceed 0.05% of the Value Line Fund’s average daily net assets attributable to the Institutional Class shares.

Importantly, giving effect to the Reorganization, the pro forma total annualized annual fund operating expense ratios (both before and after giving effect to an expense cap) of the Institutional Class shares of the Value Line Fund through at least June 30, 2017 are projected to be marginally lower than the current expense ratios (both before and after giving effect to an expense cap) paid by the Class I shares of the Alpha Fund.

Alpha Capital contractually agreed to waive its fees and pay expenses of the Alpha Fund to the extent that the Alpha Fund’s net expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, and extraordinary expenses) exceed 1.25% of average daily net assets for Alpha Fund’s Class I. The Alpha Fund currently benefits from this expense cap because its operating expenses are greater than the expense cap. The Manager and Alpha Capital have similarly contractually agreed to waive their fees and the Manager has contractually agreed to reimburse expenses of the Value Line Fund to the extent that the Value Line Fund’s net expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) exceed 1.20% of average daily net assets for Value Line Fund’s Institutional Class. Similar to the Alpha Fund, the Value Line Fund is expected to benefit from this expense cap because its pro forma operating expenses are anticipated to be greater than the expense cap. These expense caps for the Alpha Fund will remain in effect through at least January 27, 2017 and for the Value Line Fund will remain in effect through at least June 30, 2017 and can only be changed during their terms by approval of a majority of the Board of Trustees of AST and VLF Trust, respectively. Therefore, the net expense ratios of both the Alpha Fund and the Value Line Fund’s Institutional Class shares could increase after January 27, 2017 and June, 30, 2017, respectively, if the Manager and Alpha Capital do not continue to so waive fees and/or reimburse expenses (unless the assets of the Value Line Fund increased enough to result in a sufficient decrease in the Value Line Fund’s gross expenses expressed as a percentage of its average daily net assets ). After its initial term, the Manager, the Investment Adviser and the VLF Trust Board intend to consider the continuation of the expense cap on the Institutional Class shares on an annual basis.

Please see “Comparison of Fees and Expenses” below in the attached Proxy Statement for further information. As described in that section, both the Alpha Fund’s expense ratio and the Value Line Fund’s projected expense ratio include the same level of “acquired fund fees and expenses” – 1.31% – because as a “fund-of-funds,” investors in the Alpha Fund indirectly bear (and investors in the Value Line Fund will bear) their proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the direct expenses of the Fund.

Q&A - 3

Question: Will the Reorganization result in any taxes?

Answer: We expect that the Reorganization will be treated as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and AST and the VLF Trust expect to receive a tax opinion confirming this position. Assuming that the Reorganization is so treated, neither the Alpha Fund nor its shareholders will generally recognize gain or loss for federal income tax purposes as a direct result of the Reorganization. Shareholders should consult their own tax advisors about possible state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates only to the federal income tax consequences of the Reorganization.

Question: Will I be charged a sales charge or contingent deferred sales charge (“CDSC”) as a result of the Reorganization?

Answer: No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganization.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. Your vote is very important to us regardless of the number of shares you own.

Question: How does AST’s Board of Trustees recommend that I vote?

Answer: After careful consideration and upon recommendation of Alpha Capital, AST’s Board of Trustees unanimously recommends that shareholders vote “FOR” the Plan.

Question: Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer: The Manager has agreed to pay the costs associated with creating and registering the Value Line Fund and the costs of the VLF Trust and the Value Line Fund incurred in connection preparing and filing the registration statement that includes this Proxy Statement, the costs of printing and mailing proxy materials to shareholders of the Alpha Fund and soliciting proxies from, and the vote of, the Alpha Fund shareholders. Alpha Capital will bear all other costs associated with the Reorganization. The Alpha Fund will not bear any costs or expenses related to the Reorganization.

Question: What will happen if the Plan is not approved by shareholders?

Answer: If shareholders of the Alpha Fund do not approve the Plan, the Alpha Fund will not be reorganized into the Value Line Fund and AST’s Board of Trustees will meet to consider other alternatives , including that the Alpha Fund remain a series of AST, be liquidated or be combined with another fund, although AST’s Board concluded that, in its judgment, the Reorganization was better than these other alternatives .

Question: How do I vote my shares?

Answer: You can vote your shares by telephone, by mail, by the internet and by automated touchtone as set forth below:

Phone:	To cast your vote by phone with a proxy voting representative, call the toll-free number found on the enclosed proxy card. You will be required to provide your control number found on the reverse side of your proxy card.

Mail:	To vote your proxy by mail, check the appropriate voting box on the reverse side of your proxy card, sign and date the card and return it in the enclosed postage-paid envelope. If you sign, date and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

Q&A - 4

The options below are available 24 hours a day/7 days a week.

Internet:	The web address and instructions for voting online can be found on the enclosed proxy card. You will be required to provide your control number found on the reverse side of your proxy card.

Automated Touchtone:	The toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card. You must have the control number found on the reverse side of your proxy card.

Question: Who do I call if I have questions?

Answer: If you have any questions regarding the proposal, the proxy card or need assistance voting your shares, please contact AST Fund Solutions, the Alpha Fund’s proxy solicitor, toll-free at 1-(866) 828-6951.

Q&A - 5

COMBINED PROXY STATEMENT AND PROSPECTUS

May 6 , 2016

For the Reorganization of

Alpha Defensive Alternatives Fund,
a series of Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-877-9AlphaC (1-877-925-7422)

Into

Value Line Defensive Strategies Fund,
a series of Value Line Funds Investment Trust
7 Times Square, 21st Floor
New York, New York 10036-6524
(212) 907-1900

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Advisors Series Trust (“AST”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Alpha Defensive Alternatives Fund, a series of AST (the “Alpha Fund”), managed by Alpha Capital Funds Management, LLC (“Alpha Capital”), at the principal executive offices of AST located at 615 East Michigan Street, Milwaukee, Wisconsin 53202 on Friday, June 10, 2016, at 2:00 p.m. Central Time. At the Special Meeting, shareholders of the Alpha Fund will be asked:

1.           To approve the Agreement and Plan of Reorganization and Termination (the “Plan”) adopted by AST’s Board of Trustees, which provides for the reorganization of the Alpha Fund into the Value Line Defensive Strategies Fund (the “Value Line Fund”), a newly created series of Value Line Funds Investment Trust (the “VLF Trust”). The Plan provides for the transfer of all of the assets of the Alpha Fund (other than certain rights under an AST insurance policy that are non-transferable) to the Value Line Fund in exchange for:

(a) Institutional Class shares of the Value Line Fund equal in number and value to the Alpha Fund’s Class I shares, which will be distributed pro rata by the Alpha Fund to the holders of its shares in complete liquidation of the Alpha Fund; and

(b) the Value Line Fund’s assumption of all of the obligations and liabilities of the Alpha Fund (other than certain unknown liabilities to the extent covered by the AST insurance policy) (collectively, the “Reorganization”); and

2.           To transact any other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

The Alpha Fund is a series of AST, an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. The Value Line Fund is a newly created series of the VLF Trust, an open-end management investment company registered with the SEC and organized as a Massachusetts business trust.

(i)

This Proxy Statement sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference. Additional information relating to the Value Line Fund and this Proxy Statement is set forth in the Statement of Additional Information to this Proxy Statement dated May 6 , 2016, which is incorporated by reference into this Proxy Statement. Additional information about the Value Line Fund has been filed with the SEC and is available upon request and without charge by writing to the Value Line Fund or by calling 1-800-658-5811. The Alpha Fund expects that this Proxy Statement will be mailed to shareholders on or about May 6 , 2016.

A copy of the Value Line Fund’s Prospectus, dated April 23, 2016 (File Nos. 333-195856 and 811-22965) (the “Value Line Fund’s Prospectus”), is enclosed with this Proxy Statement and is incorporated by reference into this Proxy Statement, which means that it is considered legally to be part of this Proxy Statement. In addition, the following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement, which means that these documents are considered legally to be part of this Proxy Statement:

•	Statement of Additional Information to this Proxy Statement, dated May 6 , 2016;

•	Prospectus and Statement of Additional Information of AST with respect to the Alpha Fund, each dated January 28, 2016, as supplemented (File Nos. 033-17391 and 811-07959); and

•	Annual Report to Shareholders of AST with respect to the Alpha Fund for the fiscal year ended September 30, 2015.

A copy of the Statement of Additional Information to this Proxy Statement is available upon request and without charge by writing to the VLF Trust or by calling (toll-free) at 1-800-658-5811. Copies of the other documents are available upon request and without charge by writing to AST, through the internet at www.alphacapitalfunds.com or by calling the Fund toll-free at 1-877-9AlphaC (1-877-925-7422).

Because the Value Line Fund has not yet commenced operations as of the date of this Proxy Statement, no annual or semi-annual report is available for the Value Line Fund at this time.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. An investment in the Value Line Fund involves investment risk, including the possible loss of principal.

(ii)

(iii)

I. PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

A.	OVERVIEW

Alpha Capital, the investment adviser to the Alpha Fund, has proposed and the Board of AST, including all the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act” and the “Independent Trustees”), has approved the reorganization of the Alpha Fund into the Value Line Fund, a newly created fund within the Value Line Funds family of mutual funds (the “Reorganization”). As a result of the Reorganization, each Alpha Fund shareholder would, in effect, exchange their shares of the Alpha Fund for the same number of shares of the Value Line Fund with the same value as their shares in the Alpha Fund as of the closing date and become a shareholder of the Value Line Fund, all pursuant to the Plan, the form of which is attached to this Proxy Statement as Appendix A. The Board considered the Reorganization at its meeting held on March 8 and 9, 2016. The Board believes that the Reorganization is in the best interests of the Alpha Fund and its shareholders.

In order to reorganize the Alpha Fund into the Value Line Fund, the Value Line Fund has been created as a new series of the VLF Trust. The Value Line Fund is designed to have a substantially identical investment program as that of the Alpha Fund. If the shareholders of the Alpha Fund approve the Plan, the Reorganization will occur in three primary steps:

•	First, the Alpha Fund will transfer its assets as described in this Proxy Statement to the Value Line Fund in exchange solely for Institutional Class shares of the Value Line Fund and the Value Line Fund’s assumption of the Alpha Fund’s obligations and liabilities as described in this Proxy Statement;

•	Second, each holder of Alpha Fund Class I shares will receive a pro rata (relative to their holdings of Alpha Fund Class I shares) distribution of the Value Line Fund’s Institutional Class shares; and

•	Third, the Alpha Fund will be liquidated.

Approval of the Plan will constitute approval of the transfer of the Alpha Fund’s assets, the assumption of its liabilities, the distribution of the Value Line Fund’s Institutional Class shares, and liquidation of the Alpha Fund. The Institutional Class shares issued in connection with the Reorganization will have an aggregate net asset value (“NAV”) equal to the value of the assets that the Alpha Fund transferred to the Value Line Fund, less the Alpha Fund’s liabilities that the Value Line Fund assumes. Existing shareholders of the Alpha Fund’s Class I shares will become shareholders of the Value Line Fund’s Institutional Class shares and, immediately after the Reorganization, each shareholder will hold Institutional Class shares of the Value Line Fund equal in number and value to the Alpha Fund’s Class I shares that the shareholder held immediately prior to the Reorganization. No sales charge or fee of any kind will be charged to the Alpha Fund’s shareholders in connection with the Reorganization.

AST will receive an opinion of counsel to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code. So long as the Reorganization so qualifies, shareholders will not recognize any gain or loss on their Alpha Fund shares for federal income tax purposes as a direct result of the Reorganization.

B.	REASONS FOR THE REORGANIZATION

The primary purpose of the Reorganization is to reorganize the Alpha Fund into a newly created fund within the Value Line Funds family of mutual funds with substantially similar investment objectives, policies and strategies. Alpha Capital, the current investment adviser of the Alpha Funds, believes that the Reorganization will provide the Alpha Fund with access to the Value Line Funds’ larger distribution platform, which could provide potential asset growth opportunities that, if realized, may result in greater efficiencies and economies of scale, although there can be no guarantee that these potentials will be achieved.

The Reorganization will not result in any change in the Alpha Fund’s investment adviser as Alpha Capital will be engaged as the investment adviser to the Value Line Fund (the “Investment Adviser”), responsible for the day-to-day management of the Fund’s portfolio. As a result, there will be continuity of the investment adviser and its portfolio manager, Bradley H. Alford, CFA, who has been responsible for the Alpha Fund’s performance record since its inception on January 31, 2011. However, the investment management of the Value Line Fund is structured slightly differently from the Alpha Fund in that the Value Line Fund divides the day-to-day investment decision making process (e.g., Alpha Capital’s responsibility) from the broader management responsibilities of the Fund’s day-to-day operations and the supervision of the advisory, administrative and professional services provided by other service providers to the Fund. As a result, the Reorganization will shift these broader management oversight responsibilities from Alpha Capital to EULAV Asset Management (the “Manager”). The Investment Adviser will act pursuant to an investment advisory agreement with the VLF Trust and the Manager will act pursuant to a management agreement with the VLF Trust. Each of the Investment Adviser and the Manager will be paid a fee for such services by the Value Line Fund as described below.

The investment objective and the investment strategies of the Value Line Fund will be substantially similar to those of the Alpha Fund. The Value Line Fund’s material investment limitations are substantially similar to those of the Alpha Fund; however, the investment limitations have been updated by the Value Line Fund to align with the limitations applicable to other funds in the Value Line Funds.

The Reorganization will affect certain other services currently provided to the Alpha Fund. Please see “I.K.2. Other Service Providers” below in this Proxy Statement for a description of these changes.

The Reorganization will not result in any increase in the aggregate investment advisory and management fees payable by the Value Line Fund over the investment advisory fees currently incurred by the Alpha Fund. The rates of the combined investment advisory and management fees payable by the Value Line Fund and the investment advisory fee payable by the Alpha Fund are the same – 0.65% of the applicable fund’s average daily net assets. The aggregate investment advisory and management fees payable by the Value Line Fund is comprised of a management fee payable to the Manager from the Fund at the rate of 0.20% the Value Line Fund’s average daily net assets and an investment advisory fee payable to the Investment Adviser from the Fund at the rate of 0.45% of the Value Line Fund’s average daily net assets.

The Alpha Fund assesses no front-end sales charge, contingent deferred sales charge, redemption fees or exchange fees on its Class I shares, and no such fees will be assessed by the Value Line Fund on its Institutional Class shares. Neither the Alpha Fund nor Institutional Class shares of the Value Line Fund charge a Rule 12b-1 distribution and shareholder servicing fee.

Importantly, giving effect to the Reorganization, the pro forma total annualized annual fund operating expense ratios (both before and after giving effect to an expense cap) of the Institutional Class shares of the Value Line Fund through at least June 30, 2017 are projected to be marginally lower than the current expense ratios (before and after giving effect to an expense cap) paid by the Class I shares of the Alpha Fund.

The pro forma gross expense ratio of the Value Line Fund is slightly lower than the current expense ratio of the Alpha Fund. The total annual fund operating expense ratio (before giving effect to the Alpha Fund’s expense cap as described below) of the Class I shares of the Alpha Fund for the three months ended January 31, 2016 (annualized) was 2.83% of its average daily net assets. The projected total annual fund operating expense ratio (before giving effect to the Value Line Fund’s expense cap as described below) for the Institutional Class shares of the Value Line Fund, based on the same asset levels is 2.56% of the Value Line Fund’s average daily net assets. Both the Alpha Fund’s expense ratio and the Value Line Fund’s project expense ratio include the same level of “acquired fund fees and expenses” – 1.31% – because as a “fund-of-funds,” investors in the Alpha Fund indirectly bear (and investors in the Value Line Fund will bear) their proportionate share of any fees and expenses charged by underlying funds in which the Fund invests in addition to the direct expenses of the Fund.

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Alpha Capital contractually agreed to waive fees and pay expenses of the Alpha Fund to the extent that the Alpha Fund’s net expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) exceed 1.25% of average daily net assets for Alpha Fund’s Class I. The Alpha Fund currently benefits from this expense cap because its operating expenses are greater than the expense cap. The Manager and Alpha Capital have similarly contractually agreed to waive their fees and the Manager has contractually agreed to reimburse expenses of the Value Line Fund to the extent that the Value Line Fund’s net expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) exceed 1.20% of average daily net assets for Value Line Fund’s Institutional Class. These expense caps for the Alpha Fund will remain in effect through at least January 27, 2017 and for the Value Line Fund will remain in effect through at least June 30, 2017 and can only be changed during their terms by approval of a majority of the Board of Trustees of AST and VLF Trust, respectively. Therefore, the net expense ratios of both the Alpha Fund and the Value Line Fund’s Institutional Class shares could increase after January 27, 2017 and June, 30, 2017, respectively, if the Manager and Alpha Capital do not continue to so waive fees and/or reimburse expenses (unless the assets of the Value Line Fund increased enough to result in a sufficient decrease in the Value Line Fund’s gross expenses expressed as a percentage of its average daily net assets ). After its initial term, the Manager, the Investment Adviser and the VLF Trust Board intend to consider the continuation of the expense cap on the Institutional Class shares on an annual basis.

Please see “Comparison of Fees and Expenses” below in this Proxy Statement for further information.

C.	AST BOARD CONSIDERATIONS

Alpha Capital proposed, and the AST Board considered, the Reorganization at an in-person meeting of the Board held on March 8-9, 2016. Based upon the recommendation of Alpha Capital, its evaluation of the relevant information presented to it at this meeting, and in light of its fiduciary duties under federal and state law, the AST Board, including all of the Trustees who are “Independent Trustees” under the 1940 Act, determined that the Reorganization is in the best interests of the Alpha Fund and its shareholders and that the interests of existing Alpha Fund shareholders will not be diluted as a result of the Reorganization.

In approving the proposed Reorganization, the AST Board carefully considered the following matters, among other things:

•	The Size of the Alpha Fund and the Strategic Decision Made by Alpha Capital with Respect to the Future Growth Plans for the Alpha Fund. The Board considered that the Alpha Fund’s assets have not achieved economies of scale in the time since its inception. The Board further considered that Alpha Capital had made a decision to seek a strategic alignment with an entity possessing existing distribution capabilities rather than to expend the significant capital and resources necessary to further develop its own distribution capabilities. As a result, the Board considered that the Alpha Fund would likely not achieve significant asset growth on its own and that Alpha Capital would be required to continue to subsidize the Alpha Fund’s expenses over the long term in order for the Alpha Fund to maintain a competitive expense ratio. The Board considered that Alpha Capital was a relatively small organization and that it may not have the financial resources to continue to indefinitely subsidize the Alpha Fund’s expenses.

•	Continuity of Portfolio Management. The Board considered that Alpha Fund shareholders will experience continuity in portfolio management because Alpha Capital, the investment adviser to the Alpha Fund, will continue to be responsible for the day-to-day portfolio management of the Value Line Fund as its investment adviser and the same person who serves as the portfolio manager for the Alpha Fund will serve in that capacity for the Value Line Fund.

•	Differences in Investment Management Operations and Oversight of Service Providers. The Board considered that the investment management of the Value Line Fund is structured slightly differently from the Alpha Fund in that the Value Line Fund divides the day-to-day investment decision making process (e.g., Alpha Capital’s responsibility) from the broader management responsibilities of the day-to-day operations of the Fund and the supervision of the advisory, administrative and professional services provided by other service providers to the Fund. The Board therefore considered that as a result, the Reorganization will shift these broader management oversight responsibilities of these functions from Alpha Capital to the Manager. The Board considered the resources available to the Manager in performing these oversight functions as well as its experience in providing these services to other Value Line Funds.

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•	The Terms and Conditions of the Reorganization. The Board considered the terms of the Plan, and, in particular, the requirement that the transfer of the assets of the Alpha Fund as described in this Proxy Statement in exchange for Institutional Class shares of the Value Line Fund and the Value Line Fund’s assumption of all obligations and liabilities of the Alpha Fund, as described in this Proxy Statement. The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganization. The Board noted that Alpha Fund shareholders would receive the same dollar value in Institutional Class shares of the Value Line Fund as their Alpha Fund Class I shares immediately prior to the Reorganization and would not result in the dilution of such shareholders’ interests.

•	Strong Similarity of Investment Objectives, Policies and Restrictions. The Board considered that the Value Line Fund was newly created and was designed to have a substantially identical investment program as that of the Alpha Fund, with substantially the same investment objectives, policies and strategies. The investment restrictions of the Value Line Fund are substantially similar to those of the Alpha Fund, although they are worded slightly differently. The AST Board was also informed by the Investment Adviser that there are no plans to sell existing portfolio holdings of the Alpha Fund to reposition Alpha Fund’s portfolio prior to the Reorganization nor are there any plans to sell portfolio holdings that were acquired by the Value Line Fund in the Reorganization after the closing.

•	Expenses Relating to Reorganization. The Board noted that the Manager and Alpha Capital will bear the direct costs associated with the Reorganization, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials as described in this Proxy Statement.

•	Advisory/Management Fees, Expense Ratios and Cap on Expenses. The Board considered that the Reorganization will not result in any increase in the aggregate investment advisory and management fees payable by the Value Line Fund over the investment advisory fees currently incurred by the Alpha Fund. The Board also considered that after giving effect to the Reorganization, the pro forma total annualized annual fund operating expense ratios (both before and after giving effect to an expense cap) of the Institutional Class shares of the Value Line Fund through at least June 30, 2017 are projected to be marginally lower than the current expense ratios (before and after giving effect to an expense cap) paid by the Class I shares of the Alpha Fund. The AST Board considered the fact that, through at least June 30, 2017, the Manager and the Investment Adviser would contractually agree to waive the management fee and the investment advisory fee payable by the Value Line Fund and the Manager would contractually agree to reimburse expenses of the Value Line Fund so that the total annual operating expense ratio of Institutional Class shares of the Value Line Fund would not exceed 1.20% (excluding AFFE, taxes, interest expense, and extraordinary expenses).

•	Economies of Scale. The Board considered the potential of the Value Line Fund to experience economies of scale as a result of its being one of the Value Line Funds. The Board concluded that, given the strategic decision by Alpha Capital not to further develop its own mutual fund distribution capabilities, the proposed structure had the potential benefit to grow the assets in the Fund and benefit shareholders as the Value Line Fund grows.

•	Distribution and Shareholder Servicing Arrangements. The Board considered that like the Class I shares of the Alpha Fund, the Institutional Class shares of the Value Line Fund will not pay a distribution fee. The Board also considered that, as a difference from the Alpha Fund, the Institutional Class shares of the Value Line Fund may bear the costs of sub-transfer agency services provided by third parties to shareholders that invest in such class through such third parties in an amount generally approximating the amount of transfer agency fees that such class would otherwise bear had such accounts been direct shareholders in the Value Line Fund. The Board was informed these costs may not exceed 0.05% of the Value Line Fund’s average daily net assets attributable to the Institutional Class shares. The Board recognized that, notwithstanding such costs, the pro forma total annualized annual fund operating expense ratios (both before and after giving effect to an expense cap) of the Institutional Class shares of the Value Line Fund through at least June 30, 2017 are projected to be marginally lower than the current expense ratios (before and after giving effect to an expense cap) paid by the Class I shares of the Alpha Fund.

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•	Conflicts of Interest. The AST Board considered that the Manager had agreed to pay Alpha Capital a fee, which is contemplated to be paid in two installments commencing with the closing of the Reorganization, based on the assets of the Alpha Fund as of the closing date of the Reorganization and the first anniversary of that date. The AST Board noted that this fee is payable by the Manager and not by either the Alpha Fund or the Value Line Fund, but took into consideration that the payment of this fee creates a conflict of interest with respect to Alpha Capital’s recommendation that the Board approve the proposed Reorganization. The Board also considered that Alpha Capital had a conflict of interest in that if the Reorganization were consummated, it would no longer be required to subsidize the Fund to maintain a competitive expense ratio and that the Manager had a conflict of interest in that it, as the Manager, would be paid a management fee by the Alpha Fund.

•	Tax Consequences. The Board considered that the Reorganization is expected to be free from adverse U.S. federal income tax consequences.

•	Other Alternatives. The Board considered several alternatives to the Reorganization, including the potential liquidation of the Alpha Fund. After considering the relative merits and viability of the Reorganization and these other alternatives, the Board concluded that , in its judgment, the Reorganization was better than these other alternatives as the Reorganization would provide shareholders with the options of (i) transferring their investment to a similar fund on a tax-free basis in the Reorganization or (ii) redeeming their investment in the Alpha Fund, which may have tax consequences for them. The Board noted that liquidating the Alpha Fund would provide shareholders with only one option that may have adverse tax consequences for them. If shareholders do not approve the Reorganization, the Alpha Fund will not be reorganized into the Value Line Fund and the Board will meet to consider other alternatives. Possible alternatives include the Alpha Fund remaining a series of AST, being liquidated or being combined with another fund, although the Board concluded that, in its judgment, the Reorganization was better than these other alternatives.

Section 15(f) of the 1940 Act provides in substance that when a sale of securities or a controlling interest in an investment adviser to an investment company occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as two conditions are satisfied. The first condition of Section 15(f) is that, during the three-year period following the consummation of a transaction, at least 75% of the investment company’s board must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser. The Board of the VLF Trust currently meets this test. Second, an “unfair burden” must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” (as defined in the 1940 Act) includes any arrangement during the two-year period after the transaction whereby the investment adviser (or predecessor or successor adviser), or any “interested person” (as defined in the 1940 Act) of such an adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company).

The Adviser and the Manager contractually have stated that they are not aware of any express or implied understandings or arrangements which would reasonably be expected to impose an “unfair burden” on the Fund as a result of the Reorganization. Moreover, the Manager agreed, to the extent within its control, to comply with the conditions of Section 15(f), including (i) to assure that, for a period of three years after the Reorganization date, at least 75% of the members of the Board of the VLF Trust are not “interested persons” of the Manager; and (ii) to refrain from imposing or seeking to impose, for a period of two years after the Reorganization date, any “unfair burden” on the Fund.

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Based on the foregoing and additional information presented at the Board meeting discussed above, the AST Board determined that the Reorganization is the best alternative for the Alpha Fund and is in the best interests of the Alpha Fund and its shareholders. The Board approved the Reorganization and recommends that shareholders vote “FOR” the approval of the Reorganization, including the Plan, the form of which is attached to this Proxy Statement in Appendix A.

D.	COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE ALPHA FUND AND THE VALUE LINE FUND

The Alpha Fund and the Value Line Fund (each sometimes referred to herein as a “Fund”) have substantially similar investment objectives and strategies, which are presented in the table below. Please see the enclosed copy of the Value Line Fund’s Prospectus for a complete description of its investment objectives and strategies.

The Value Line Fund has been created as a shell series of the VLF Trust solely for the purpose of acquiring the Alpha Fund’s assets and continuing its business, and will not conduct any investment operations until after the closing of the Reorganization. The Manager has reviewed the Alpha Fund’s current portfolio holdings and determined that those holdings are compatible with the Value Line Fund’s investment objectives and policies. As a result, the Manager believes that, if the Reorganization is approved, all or substantially all of the Alpha Fund’s assets will be transferred to and held by the Value Line Fund.

Alpha Fund (Target Fund)	Value Line Fund (Acquiring Fund)
Investment Objective
The Alpha Fund seeks to achieve capital preservation. In pursuing its objective, the Fund looks to emphasize absolute (positive) returns and low volatility across all market cycles.

The Value Line Fund’s investment objective is phrased differently than that of the Alpha Fund as it is a combination of the investment objective and a policy of the Alpha Fund. As such, the Funds’ investment objectives are substantially similar and the Funds’ will be managed in substantially the same manner by the Investment Adviser.

The Value Line Fund’s investment objective is:

The Fund seeks to achieve capital preservation while producing positive returns with low volatility regardless of broad equity and debt market directions.

The Alpha Fund’s investment objective is fundamental and may only be changed with the affirmative vote of a majority of the Fund’s outstanding voting securities, defined as the lesser of (i) 67% of the shares of the Fund represented at a meeting at which holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.	The Value Line Fund’s investment objective is a non-fundamental policy that may be changed by its Board without shareholder approval upon at least 60 days prior notice to shareholders.

There is no guarantee that either Fund will achieve its objective.

Principal Investment Strategies
Under normal market conditions, the Alpha Fund will invest in multiple open-end and closed-end mutual funds and ETFs in an attempt to preserve capital and produce positive returns regardless of broad equity and debt market direction. The exchange-traded funds (“ETFs”) and open-end mutual funds (collectively, the “underlying funds”) in which the Fund invests have the ability to pursue their own investment strategies including, but not limited to, investing in a particular asset class (e.g., equity or fixed income), investing in global macro strategies (e.g., currency and interest rate strategies), emphasizing long and short strategies (long and short trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation), arbitrage strategies, investing in derivative instruments (e.g., options, futures, swaps or credit default swaps), investing in foreign securities and currencies (including those of emerging markets), investing in commodities or in instruments whose performance is linked to the price of an underlying commodity or commodity index, investing in other investment companies, or any combination thereof.	The Value Line Fund’s principal investment strategies will be substantially identical to those of the Alpha Fund , which principal investment strategies are set forth in the column to the left . Although permitted to do so, the Alpha Fund has not historically invested in closed-end funds. The Value Line Fund does not anticipate investing in closed-end funds as a principal investment strategy.

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The equity securities in which the underlying funds may invest include common stocks and preferred stocks (including convertible preferred stock) of any market capitalization, rights, warrants, American Depositary Receipts (“ADRs”) and other similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The foreign securities in which the underlying funds invest may include those of emerging markets. The types of fixed income securities in which the underlying funds may invest include domestic and foreign corporate bonds and convertible bonds, sovereign bonds, emerging market bonds, bank loans, municipal bonds, U.S. government bonds and other direct U.S. government agency obligations and mortgage- and asset-backed securities. These fixed income securities may be of any maturity and credit quality.

The underlying funds in which the Fund invests may utilize specialized techniques and strategies that offer the potential for attractive long-term investment returns while providing material near-term protection against losses, including shorting securities held in the portfolios. The underlying funds may invest in derivatives such as options, futures, swaps and credit default swaps, which provide a low cost, effective way for the Fund to gain exposure to certain securities. The Investment Adviser itself does not use leverage or invest in derivatives. The Fund’s multiple strategies and sectors approach seeks to provide greater overall returns with similar volatility when compared to the HFRI Fund of Funds Composite Index. The Fund, however, is not a hedge fund.

The Investment Adviser employs a rigorous process in an attempt to construct a portfolio of underlying funds that will preserve capital and generate positive returns in all market environments. The Investment Adviser begins the portfolio construction process by screening the universe of underlying funds using qualitative inputs such as fund strategy, assets under management, fund expenses, and manager tenure, and quantitative inputs based on historical returns, standard deviation and variance of returns, value added by the underlying fund managers and the underlying fund’s sensitivity to broad market movements. Second, managers of underlying funds that make it past the initial screen are interviewed by the Investment Adviser. Last, the actual selection and weight of each underlying fund is determined by how each underlying fund contributes to expected portfolio returns, in addition to the Investment Adviser’s forward looking outlook for each sector and strategy. No single underlying fund will have a position size greater than 20% of net assets based on cost at the time of investment.

Underlying funds can be sold for a number of reasons and are reviewed on a case-by-case basis. Reasons for selling an underlying fund include, but are not limited to: underperformance of the underlying fund vs. peers or expectations, identification of a more attractive underlying fund, identification of a lower cost underlying fund, an increase in volatility of the underlying fund’s returns, an unwanted change or drift in an underlying fund’s strategy, or a change in the underlying fund’s management.

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Investment Adviser
Alpha Capital Funds Management, LLC
Investment Manager
None.	EULAV Asset Management
Portfolio Manager

Bradley H. Alford, CFA

Mr. Alford founded the Investment Adviser in November 2010 and serves as its Chief Investment Officer and Portfolio Manager. Prior to founding the Investment Adviser, he founded Alpha Capital Management, LLC in July 2006, where he serves as Chief Investment Officer.

E.	COMPARISON OF PRINCIPAL RISKS

Because the Funds’ investment programs are designed to be substantially identical, the principal risks of investing in the Funds are substantially identical. These risks are set forth below and apply equally to both Funds. Please see the enclosed copy of the Value Line Fund’s Prospectus for a complete description of the principal risks of investing in the Value Line Fund.

As noted above, although the Alpha Fund is permitted to invest in closed-end funds, it has not historically invested in closed-end funds. The Value Line Fund will not invest in closed-end funds as a principal investment strategy. Therefore, the risk of investing in closed-end funds as a principal investment strategy is not applicable to the Value Line Fund.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund’s shares may be affected by its investment objectives, principal investment strategies and particular risk factors. The principal risks of investing in the Funds are discussed below. However, other factors may also affect each Fund’s NAV. There is no guarantee that a Fund will achieve its investment objectives or that it will not lose principal value.

Fund of Funds Risk

The Value Line Fund invests primarily, if not exclusively, in shares of underlying funds, so its performance is directly related to the performance of the underlying funds in its portfolio. Performance is a function of investment returns less fees and expenses. When the Value Line Fund invests in an underlying fund, it will bear additional expenses based on its pro rata share of the underlying fund’s operating expenses, including the potential duplication of management fees. Investors may invest in underlying funds directly. By investing in underlying funds indirectly through the Value Line Fund, investors will incur not only a proportionate share of the fees and expenses of those underlying funds held by the Value Line Fund, but also the fees and expenses of the Value Line Fund. Furthermore, investments in other underlying funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Value Line Fund.

Because the Value Line Fund invests in underlying funds, the Value Line Fund’s shareholders will be affected by the investment policies and risks of the underlying funds in direct proportion to the amount of assets the Value Line Fund allocates to those underlying funds. The risk of owning an underlying fund generally reflects the risks associated with the types of underlying securities it holds and the investment techniques that it employs. Underlying funds may periodically change their investment objectives, policies or practices, and there can be no assurance that the underlying funds will follow their stated investment policies or achieve their respective investment objectives.

The Value Line Fund may invest in underlying funds, including ETFs that seek to replicate a specific benchmark index. However, an underlying fund may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the underlying fund and the index with respect to the weighting of securities or the number of stocks held.

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The 1940 Act restricts investment by one investment company, like the Value Line Fund, in shares of other investment companies, like the underlying funds. To comply with these limitations, on any matter upon which stockholders of an underlying fund in which the Value Line Fund has invested are solicited to vote, the Value Line Fund will vote such shares in the same general proportion as shares held by other stockholders of such underlying fund or seek instructions from the Value Line Fund’s shareholders with regard to the voting on such matter. Compliance with such provisions regarding its voting of proxies may cause the Value Line Fund to incur additional costs. In addition, if the Value Line Fund votes its proxies in the same general proportion as shares held by other stockholders, the Value Line Fund may be required to vote contrary to that which the Investment Adviser and/or the Manager believes is in the Value Line Fund’s best interests in light of its investment objectives and strategy.

Investing in ETFs subjects the Value Line Fund to additional risks, separate from those generally associated with investing in underlying funds.

ETF Risk

ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so. ETF shares may trade at, above, or below their NAV, and lack of liquidity in an ETF could result in an ETF’s share price being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. The Value Line Fund also will incur brokerage costs when it purchases or sells ETF shares, and these costs are in addition to the other expenses borne by the Value Line Fund when investing in underlying funds.

Asset Allocation Risk

The Value Line Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among the underlying funds in which it invests according to the Value Line Fund’s asset allocation targets and ranges. The Investment Adviser may focus on an underlying fund that performs poorly or underperforms other underlying funds under various market conditions. Investors could lose money on their investment in the Value Line Fund as a result of these allocation decisions if the Value Line Fund’s selection and weightings of underlying funds with various asset classes and investments does not produce the desired results or performs poorly relative to other potential allocations of the Value Line Fund’s portfolio among underlying funds and asset classes. Although the Value Line Fund will attempt to invest in a number of different asset classes by means of the underlying funds, to the extent that the Value Line Fund invests a significant portion of its assets in a single underlying fund, it will be particularly sensitive to the risks associated with that underlying fund and any investments or strategies in which that underlying fund concentrates.

Equity Market Risk

Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value over short or extended periods of time. Preferred stocks, which are hybrid securities that have characteristics of both bonds and common stocks, are also subject to the risk that interest rates will rise resulting in a decrease in their value. Stock prices may be impacted by real or perceived changes in the markets or an issuer’s prospects which can be based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Accordingly, an underlying fund would generally be exposed to greater risk if investing in common stocks than preferred stocks, or investing in preferred stocks than debt obligations, given the comparative rights to receive payments from issuers associated with each. Stocks in an underlying fund’s portfolio may not increase their earnings at the rate anticipated, or may underperform relative to stocks selected according to other styles of equity investing, such as growth or value. Stock prices have historically risen and fallen in periodic cycles.

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Mortgage-Related and Other Asset-Backed Securities Risk

The underlying funds in which the Value Line Fund invests may invest in mortgage-related and other asset-backed securities. Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments, including less liquidity and a greater chance of default during periods of economic downturn. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility and greater declines in value. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an underlying fund because the underlying fund may have to reinvest that money at the lower prevailing interest rates. An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Derivatives Risk

The underlying funds may invest in derivatives. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate or index. The underlying funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the underlying funds may use are options, futures, swaps, and credit default swaps, among others. The underlying funds may also use derivatives for leverage, in which case their use would involve leveraging risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit and default risk, and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The success of an underlying fund’s investment in derivatives is dependent on its adviser’s ability to correctly forecast movements in the value of the reference asset, rate or index underlying the derivative. It also depends on adequate correlation between that movement and the change in value of the derivatives contract to the underlying fund. To the extent the underlying fund is investing in derivatives as a hedge, success further depends on adequate correlation between the change in value of the derivative and the change in the value of the portfolio position being hedged. An underlying fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that an underlying fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Small- and Medium-Sized Company Risk

The underlying funds may invest in securities of small- and medium-sized capitalization companies, which often have shorter history of operations; more limited product lines, markets, distribution channels, or financial resources; and less experienced or smaller management teams. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. The securities of small- and medium-sized companies are also generally less liquid, followed less actively by analysts, have less readily available information, and often trade less frequently, in lower volumes and on small or over-the-counter markets, resulting in greater liquidity risk, price fluctuations and susceptibility to selling pressure. Thus, to the extent an underlying fund invests in smaller or medium-sized companies, the underlying fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Interest Rate and Maturity Risk

Prices of fixed income securities generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a fixed income security, the more a change in interest rates affects its price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.

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Credit and Default Risk

The Value Line Fund could lose money if the issuer or guarantor of a fixed income security owned by an underlying fund, or the counterparty to a transaction or derivative contract, defaults on its financial obligations or experiences a decline in credit quality. This risk is greater for securities that are rated below investment grade (commonly called “junk” bonds).

High Yield Securities Risk

An underlying fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Value Line Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While generally offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. Many high yield securities are not registered for sale under the Securities Act of 1933 and/or do not trade frequently, which may result in greater liquidity and valuation risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an underlying fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an underlying fund may lose its entire investment.

Foreign and Emerging Market Securities Risk

The underlying funds may invest in foreign securities. Foreign investments carry risks associated with investing outside the United States, which may include currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

Foreign securities include ADRs and similar investments, including EDRs and GDRs, dollar-denominated foreign securities and securities purchased directly on foreign exchanges. ADRs, EDRs and GDRs are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. The Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

In addition, the underlying funds may invest in emerging markets. Emerging markets are those of countries with immature economic and political structures. These markets are more volatile than the markets of developed countries.

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Currency Risk

If an underlying fund invests directly in foreign (non-U.S.) currencies or in securities that trade in or receive revenues in foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, an underlying fund’s investments in foreign currency-denominated securities may reduce the returns of the Value Line Fund.

Leverage/Volatility Risk

When an underlying fund uses leverage, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the underlying fund’s portfolio securities or other investments. Many derivatives contracts, which are typically established with a smaller amount of cash relative to the amount of investment exposure achieved, have a leverage component and as such, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Other investment techniques and instruments used by the underlying funds, including short selling, may also create leverage with similar risks to the Value Line Fund. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain leveraged instruments have the potential for unlimited loss, regardless of the size of the initial investment, and may be highly volatile. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility, and investors may suffer a significant loss on their investment in the Value Line Fund as a result of the use of leverage by underlying funds.

Liquidity and Valuation Risk

Certain securities may be difficult or impossible to sell at an attractive time and price, for example due to low trading volumes or legal restrictions, which may result in liquidity risk to the underlying fund or Value Line Fund holding these securities. When there is no willing buyer or a security cannot be readily sold, the Value Line Fund or underlying fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the Value Line Fund or underlying fund to incur expenses in addition to those normally associated with the sale of a security. Other securities pose valuation risk, referring to the possibility that an underlying fund or the Value Line Fund has valued such securities at a price higher than it can sell them.

Management Risk

The skill of the Investment Adviser will play a significant role in the Value Line Fund’s ability to achieve its investment objective. The Value Line Fund’s ability to achieve its investment objective depends on the ability of the Investment Adviser to correctly identify underlying funds and economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. In addition, the Value Line Fund’s ability to achieve its investment objective depends on the Investment Adviser’s ability to select underlying funds, particularly in volatile stock markets. The Investment Adviser could be incorrect in its analysis of underlying funds, industries, companies and the relative attractiveness of growth and value stocks and other matters. The Investment Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are invested in other investments.

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Short Sales Risk

Short sale strategies are riskier than long investment strategies and create the risk of an unlimited loss, since the price of a security could theoretically increase without limit. Short selling shares of equity securities or ETFs may result in an underlying fund’s investment performance suffering if the value of the security sold short increases or the underlying fund is required to close out a short position earlier than it had intended. This would occur if the lender required an underlying fund to deliver the securities it borrowed at the commencement of the short sale and the underlying fund was unable to borrow the securities from other securities lenders. Furthermore, until an underlying fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. Purchasing securities to close out a short position can itself cause the price of securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover and increase an underlying fund’s brokerage and other transaction expenses. The 1940 Act limits the aggregate value of a fund’s short sales to not more than 33-1/3% of its total assets. There is no assurance that a security needed to cover a short position will be available for purchase at a reasonable price.

Commodities Risk

The underlying funds may invest in companies involved in commodity-related businesses. Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements as well as additional factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Concentration and Sector Risk

The Value Line Fund may invest in underlying funds that in turn concentrate their investments within a particular industry or sector and, although the Investment Adviser selects underlying funds on their individual merits, it is expected that when the Value Line Fund’s investments are categorized into their respective economic sectors, certain industries or sectors will represent a larger portion of the overall portfolio than others. Overweighting or underweighting a portfolio in a given industry or sector may cause its performance to fluctuate more than would a more broadly diversified fund, or to be more or less sensitive, respectively, to developments affecting that industry or sector. For example, to the extent that an underlying fund concentrates in the technology sector, it will be subject to the risks of that sector, including competitive pressures of technology companies from new market entrances and technological obsolescence, as well as increased research and development costs and potential for greater governmental regulation. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors. The Investment Adviser’s judgment about which sectors or industries offer the greatest potential for long-term financial reward will change over time. Therefore, the underlying funds in which the Value Line Fund invests may be concentrated in any of a number of different sectors or industries.

Portfolio Turnover Risk

The Value Line Fund and underlying funds may engage in active and frequent trading of portfolio securities. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs including, higher brokerage commissions and other expenses (relative to more passive “buy and hold” investment strategies), which may negatively affect the underlying fund’s and the Value Line Fund’s performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Cyber Security Risk

As the use of technology becomes more prevalent in the course of business, the Value Line Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks have occurred and will continue to occur. Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Value Line Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Value Line Fund and its service providers. Cyber security breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

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Successful cyber-attacks and/or technological malfunctions affecting the Value Line Fund or its service providers (including, but not limited to, its investment adviser, administrator, transfer agent, and custodian or their agents) can result in: financial losses to the Value Line Fund and its shareholders; the inability of the Value Line Fund to transact business with its shareholders; delays or mistakes in the calculation of the Value Line Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; the release of private shareholder information or confidential Value Line Fund information; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. Similar types of cyber security risks are also present for issuers of securities in which the Value Line Fund may invest, which could result in material adverse consequences for such issuers and may cause the Value Line Fund’s investment therein to lose value. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Value Line Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

F.	COMPARISON OF THE FUNDS’ INVESTMENT RESTRICTIONS AND LIMITATIONS

The material investment restrictions and limitations of the Funds are substantially similar, except that the investment limitations of the Value Line Fund differ from those of the Alpha Fund to the extent necessary to harmonize them with the investment limitations of other funds in the Value Line Funds. Because the Funds’ investment programs are designed to be substantially identical, the Investment Adviser does not believe that any differences between the Funds’ investment restrictions and limitations will result in any differences in the Funds’ investments.

The investment restrictions and limitations for the Alpha Fund may be found in the Alpha Fund’s Statement of Additional Information (“SAI”), which is incorporated by reference into this Proxy Statement. The investment restrictions and limitations for the Value Line Fund may be found in the SAI to this Proxy Statement, which is incorporated by reference into this Proxy Statement.

G.	COMPARISON OF FEES AND EXPENSES

The table below describes the fees and expenses that you pay if you buy and hold Class I shares of the Alpha Fund and the pro forma fees and expenses that you may pay if you buy and hold Institutional Class shares of the Value Line Fund after giving effect to the Reorganization. Expenses for each Fund are based on the operating expenses incurred by the Alpha Fund, which would have been incurred by the Institutional Class shares of the Value Line Fund, for the three months ended January 31, 2016 (annualized) except that AFFEs are for the 12-month period then ended. The pro forma fees and expenses for the Institutional Class shares of the Value Line Fund assume that the Reorganization had been in effect for the same period. The pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses but actual expenses may be greater or less than those shown. Because the Value Line Fund has not yet commenced operations, there are no fees and expenses of the Value Line Fund to show for the period prior to the Reorganization.

Fees and Expenses	Alpha Fund (Target Fund) Class I Shares	Value Line Fund (Acquiring Fund) Institutional Class Shares (Pro forma)

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	None	None
Redemption fee (as a percentage of amount redeemed; applies to the proceeds of shares redeemed within 90 days of purchase)	None	None

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Fees and Expenses	Alpha Fund (Target Fund) Class I Shares	Value Line Fund (Acquiring Fund) Institutional Class Shares (Pro forma)
Annual Fund Operating Expenses expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses	0.87%	0.60%
Acquired Fund Fees and Expenses	1.31%	1.31%
Total Annual Fund Operating Expenses	2.83%	2.56%
Fee Waiver and Expense Reimbursement	-0.27%[1]	-0.05[2]
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	2.56%	2.51%

(1)	Alpha Capital, the investment adviser to the Alpha Fund, has contractually agreed to waive a portion or all of its management fees and pay expenses of the Alpha Fund to the extent that Total Annual Operating Fund Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) exceed 1.25% of average daily net assets for Class I. The expense limitation will remain in effect through at least January 27, 2017 and cannot be changed or eliminated during its term without the approval of AST’s Board. Alpha Capital may request recoupment of previously waived fees and paid expenses from the Alpha Fund for three years from the date they were waived or paid, subject to the expense cap.

(2)	The Manager and the Investment Adviser have contractually agreed to waive a portion or all of their fees and the Manager has contractually agreed to reimburse expenses of the Value Line Fund to the extent that Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) exceed 1.20%’s of average daily net assets for Institutional Class. This expense limitation will remain in effect through at least June 30, 2017 and cannot be changed or eliminated during its term without the approval of the VLF Trust’s Board. The Manager and the Investment Manager can be reimbursed by the Value Line Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager and the Investment Manager (a) occurs within three years after the Manager’s and the Investment Manager’s reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Institutional Class shares to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

Example

The Example below is intended to help you compare the cost of investing in Class I shares of the Alpha Fund with the cost of investing in Institutional Class shares of the Value Line Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same, except that it reflects the expense limitation arrangement through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Alpha Fund shares
Class I	$259	$852	$1,470	$3,137

Value Line Fund shares – (Pro forma)	$251	$792	$1,356	$2,891
Institutional Class

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H.	PERFORMANCE INFORMATION

The Value Line Fund’s Institutional Class shares will adopt the performance history of the Alpha Fund’s Class I shares. The bar chart and the performance table below provide some indication of the risks of an investment in the Value Line Fund by showing how the Alpha Fund’s Class I shares performance has varied from year to year and by showing how the Alpha Fund’s Class I shares average annual returns compare with broad measures of market performance. The table shows how the Alpha Fund’s performance compares to the HFRX Global Hedge Fund Index, the HFRI Fund of Fund’s Composite Index and the Barclays Capital U.S. Aggregate Bond Index, as the Fund’s broad-based securities index. The HFRX index will replace the HFRI Index as the Investment Adviser believes it to be a better comparative index for the Fund. The Alpha Fund’s past performance, before and after taxes, does not necessarily represent how the Value Line Fund will perform in the future. Updated performance information is available on the Alpha Fund’s website at www.alphacapitalfunds.com or by calling the Fund toll-free at 1-877-9AlphaC (1-877-925-7422).

Calendar Year Total Returns as of December 31

Highest Calendar Quarter Return	3.23%	3rd quarter 2012
Lowest Calendar Quarter Return	-3.22%	2nd quarter 2013

The Alpha Fund’s calendar year-to-date total return for Class I shares as of March 31, 2016 was 0.76%.

Average Annual Total Returns for periods ended December 31, 2015
Alpha Fund Class I Shares	1 Year	Since Inception (1/31/2011)
Return Before Taxes	-5.00%	0.45%
Return After Taxes on Distributions	-5.61%	-0.34%
Return After Taxes on Distributions and Sale of Fund Shares	-2.78%	0.08%

Indexes (reflects no deduction for fees, expenses or taxes)
HFRX Global Hedge Fund Index HFRI Fund of Funds Composite Index Barclays Capital U.S. Aggregate Bond Index	-0.34% 0.55%	2.09% 3.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

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Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect a Fund’s performance. The Alpha Fund’s portfolio turnover rate during its most recent fiscal year was 124.38% of the average value of its portfolio.

I.	COMPARISON OF DISTRIBUTION AND PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

Quasar Distributors, LLC (“Quasar”), located at 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202, is the distributor and principal underwriter of the Alpha Fund’s shares. Quasar is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Quasar is not affiliated with the Alpha Fund or Alpha Capital. Under a Distribution Agreement with AST, Quasar acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of the Alpha Fund’s shares is continuous. Quasar continually distributes shares of the Alpha Fund on a best efforts basis. Quasar has no obligation to sell any specific quantity of Alpha Fund’s shares. Quasar and its officers have no role in determining the investment policies or which securities are to be purchased or sold by AST or the Alpha Fund. Alpha Capital pays Quasar fees out of its own legitimate profits for certain distribution-related services.

EULAV Securities LLC (“EULAV Securities” or the “Distributor”), an affiliate of the Manager, will be the distributor and principal underwriter of the Value Line Fund’s shares. The Distributor is a registered broker-dealer and a member of FINRA. The Distributor is not affiliated with Alpha Capital and is affiliated with the Manager. Under a Distribution Agreement with the VLF Trust, the Distributor will provide substantially similar distribution services to the Value Line Fund as Quasar currently provides to the Alpha Fund. Alpha Capital will pay the Distributor a fee out of its own legitimate profits for distribution-related services.

Purchase, Redemption and Exchange Procedures Purchase Procedures. The purchase procedures for the Alpha Fund and the Value Line Fund are similar although each Fund uses a different transfer agent and different phone numbers and addresses apply. Investors may invest by contacting the Funds through a broker or other financial institution who sells the Funds, or by mail, telephone or wire. Investors may purchase shares at their net asset value next determined after receipt of the order in proper form.

The minimum initial and minimum subsequent investment amounts for the Fund are the same. The minimum initial investment for Institutional Class shares of the Value Line Fund is $10,000 and the subsequent investment minimum is $100. However, the minimum investment to purchase Institutional Class shares does not apply to certain fee-based advisory programs, individual and group retirement plans and accounts, and other persons which the Fund has identified as “institutional investors.”

Redemption Procedures. The Alpha Fund permits, and the Value Line Fund will permit, redemptions by mail, wire, telephone, and, for shares purchased through a financial intermediary, through a broker-dealer or other financial intermediary. No redemption fee currently applies to shares of the Alpha Fund, and the Value Line Fund will not charge a redemption fee. Investors may redeem shares at their net asset value next determined after receipt of the order in proper form.

Additionally, each Fund has also reserved the right to redeem shares “in kind.” Additional shareholder account information for the Value Line Fund is set forth in the Value Line Fund’s Prospectus, a copy of which is enclosed with this Proxy Statement.

Exchange Procedures. An investor in the Alpha Fund may sell its shares and buy shares of the same class of the Alpha Opportunistic Alternatives Fund, another series of AST, also known as an exchange, by telephone or in writing, unless the investor declined telephone privileges on its account application, and, for shares purchased through a broker-dealer or other financial intermediary. Exchange purchases are subject to the same minimum and subsequent investment levels as new accounts and fund closing commitments.

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Shares of any class of the Value Line Fund may be exchanged for shares of the same class of another Value Line Fund under certain limited circumstances. Please see the Value Line Fund’s Prospectus, a copy of which is enclosed with this Proxy Statement, for additional information regarding exchange transactions.

The minimum investment requirement must be met for the Value Line Fund into which the shareholder is exchanging. Value Line Fund shares may be acquired through exchange only in states in which they can be legally sold. The VLF Trust reserves the right to charge a fee and to modify or terminate the exchange privilege at any time. Please refer to the section titled “Frequent Purchases and Redemptions of Fund Shares” in the Value Line Fund’s Prospectus, a copy of which is enclosed with this Proxy Statement, for information on the VLF Trust’s policies regarding frequent purchases, redemptions, and exchanges.

An exchange of shares is treated like a sale and generally will result in recognition of gain or loss for federal income tax purposes with respect to the shares that are surrendered in the exchange.

J.	KEY INFORMATION ABOUT THE PROPOSAL

The following is a summary of key information concerning the Reorganization. Keep in mind that more detailed information appears in the Plan, the form of which is attached to this Proxy Statement as Appendix A. The description of the Plan contained herein is qualified in its entirety by the attached copy.

1.	SUMMARY OF THE PROPOSED REORGANIZATION

At the Special Meeting, the shareholders of the Alpha Fund will be asked to approve the Plan to reorganize the Alpha Fund into the Value Line Fund. The Value Line Fund is a newly organized series of the VLF Trust that will commence investment operations upon consummation of the Reorganization. If the Plan is approved by the shareholders of the Alpha Fund and the Reorganization is consummated, the Alpha Fund will transfer all of its assets (other than certain rights under an AST insurance policy that are non-transferable) to the Value Line Fund in exchange solely for (1) the number of full and fractional Institutional Class shares of the Value Line Fund equal to the number of full and fractional Class I shares of the Alpha Fund as of the close of business on the closing date referred to below (the “Closing”) and (2) the Value Line Fund’s assumption of all obligations and liabilities of the Alpha Fund (other than certain unknown liabilities to the extent covered by the AST insurance policy). Immediately thereafter, the Alpha Fund will distribute the Institutional Class shares of the Value Line Fund to its shareholders, by the VLF Trust’s transfer agent establishing accounts on the Value Line Fund’s share records in the names of those shareholders and transferring those Institutional Class shares of the Value Line Fund to those accounts in complete liquidation of the Alpha Fund. Existing shareholders of the Alpha Fund’s Class I shares will become shareholders of the Value Line Fund’s Institutional Class shares and, immediately after the Reorganization, each shareholder will hold Institutional Class shares of the Value Line Fund equal in number and value to the Alpha Fund’s Class I shares that the shareholder held immediately prior to the Reorganization. As described above, the Value Line Fund will not acquire certain rights of the Alpha Fund under an AST insurance policy and will not assume the Alpha Fund’s liability to the extent covered by such insurance with the objective of preserving the Alpha Fund’s insurance rights to the extent a liability covered by such insurance were to arise. This non-transferred insurance provides coverage to the Alpha Fund with respect to certain of its operations prior to the closing of the Reorganization. The Value Line Fund and the Alpha Fund are not aware of any potential claims covered by such insurance. Shares will be held in book entry form only. Paper certificates will not be issued.

Until the Closing, shareholders of the Class I shares of the Alpha Fund will continue to be able to redeem their shares at the NAV per share next determined after receipt by the Alpha Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption of shares of the Institutional Class shares of the Value Line Fund received by the shareholder in connection with the Reorganization or purchase of Institutional Class shares of the Value Line Fund shares. After the Reorganization, all of the issued and outstanding Class I shares of the Alpha Fund will be canceled on the books of the Alpha Fund, and the share transfer books of the Alpha Fund will be permanently closed. If the Reorganization is consummated, shareholders will have the right to redeem the Institutional Class shares of the Value Line Fund that they receive in the transaction at their then-current NAV. Shareholders of the Alpha Fund may wish to consult their tax advisors as to any different consequences of redeeming their Class I shares prior to the Reorganization or exchanging such shares for Institutional Class shares of the Value Line Fund in the Reorganization.

The Reorganization is subject to a number of conditions, including the approval of the Plan by the shareholders of the Alpha Fund and the receipt of a legal opinion from counsel to the Independent Trustees of the VLF Trust with respect to certain tax matters (see Material Federal Income Tax Consequences of the Reorganization, below). The condition regarding the receipt of such legal opinion with respect to certain tax matters cannot be waived. Assuming satisfaction of the conditions in the Plan, the closing date of the Reorganization is expected to be on or about June 10, 2016, or another date agreed to by AST and the VLF Trust.

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The Manager has agreed to pay the costs associated with creating and registering the Value Line Fund and the costs of the VLF Trust and the Value Line Fund incurred in connection preparing and filing the registration statement that includes this Proxy Statement, the costs of printing and mailing proxy materials to shareholders of the Alpha Fund and soliciting proxies from, and the vote of, the Alpha Fund shareholders. Alpha Capital will bear all other expenses associated with the Reorganization not borne by the Manager as described above. Reorganization expenses are estimated to be approximately $200,000.

The Plan may be amended by the mutual agreement of AST and the VLF Trust, notwithstanding approval thereof by the Alpha Fund’s shareholders, provided that no such amendment after that approval may have a material adverse effect on those shareholders’ interests. In addition, the Plan may be terminated at or before the Closing by the mutual agreement of AST and the VLF Trust or by either of them (1) in the event of the other’s material breach of any representation, warranty or covenant contained in the Plan to be performed at or before the Closing, (2) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (3) if circumstances should develop that, in the good faith opinion of the applicable fund’s board, make proceeding with the Plan not in the best interests of its fund’s shareholders or (4) if the Closing has not occurred by September 30, 2016, or another date as to which they agree.

2.	DESCRIPTION OF THE VALUE LINE FUND’S INSTITUTIONAL CLASS SHARES

Institutional Class shares of the Value Line Fund issued to the shareholders of Class I shares of the Alpha Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued and will be transferable without restriction and will have no preemptive or conversion rights. Institutional Class shares will be sold and redeemed based upon their NAV next determined after receipt of the purchase or redemption request, as described in the Value Line Fund’s Prospectus, a copy of which is enclosed with this Proxy Statement.

3.	MATERIAL FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

AST believes the Alpha Fund has qualified for treatment as a regulated investment company under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) since its inception, and AST and the VLF Trust expect the Value Line Fund to so qualify after the Closing. Accordingly, AST believes the Alpha Fund has been, and expects the Alpha Fund to continue through the Closing to be, relieved of any federal income tax liability on its taxable income and net gains it distributes to shareholders to the extent provided for in Subchapter M.

The following is a summary of the material anticipated federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”), and other applicable authorities, all as in effect on the date of this Proxy Statement and all of which are subject to change and differing interpretations (possibly with retroactive effect). This summary is limited to U.S. persons who hold shares of the Alpha Fund as capital assets for federal income tax purposes (generally, assets held for investment). This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax laws, including but not limited to, shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddles or conversion transaction. You should consult your tax adviser as to the federal income tax consequences to you of the Reorganization, as well as the effects of state, local, and foreign tax laws.

The Reorganization is generally intended to result in no income , gain or loss being recognized for federal income tax purposes by the Value Line Fund, the Alpha Fund or the shareholders of the Alpha Fund. Consummation of the Reorganization is subject to the unwaivable condition that the Alpha Fund and the Value Line Fund receive an opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to Independent Trustees of the VLF Trust, substantially to the effect that the Reorganization will qualify as a Reorganization within the meaning of Section 368(a) of the Code. As long as the Reorganization does so qualify, for federal income tax purposes:

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•	No gain or loss will be recognized by the Alpha Fund upon (1) the transfer of its assets to the Value Line Fund as described in this Proxy Statement or (2) the distribution by the Alpha Fund of Value Line Fund shares to the Alpha Fund’s shareholders except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an acquired asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

•	No gain or loss will be recognized by the Value Line Fund upon the receipt of the Alpha Fund’s assets solely in exchange for the issuance of Value Line Fund shares to the Alpha Fund and the assumption of the Alpha Fund’s liabilities by the Value Line Fund as described in this Proxy Statement;

•	The basis of the assets of the Alpha Fund acquired by the Value Line Fund will be the same as the basis of those assets in the hands of the Alpha Fund immediately before the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Alpha Fund on the transfer;

•	The holding period of the assets of the Alpha Fund in the hands of the Value Line Fund will include the Alpha Fund’s tax holding period for those assets;

•	Shareholders of the Alpha Fund will not recognize gain or loss upon the exchange of shares of the Alpha Fund solely for Value Line Fund shares as part of the Reorganization;

•	The aggregate basis of the Value Line Fund shares received by each shareholder of the Alpha Fund in the Reorganization will be the same as the aggregate basis of the shares in the Alpha Fund surrendered in exchange therefor; and

•	The tax holding period of the Value Line Fund shares that each shareholders of the Alpha Fund receives will include the tax holding period of the Alpha Fund shares surrendered in exchange therefor, provided that such shareholders held the shares in the Alpha Fund as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Value Line Fund and the Alpha Fund. No tax ruling has been requested from the IRS in connection with the Reorganization. The tax opinion is not binding on the IRS or a court, and does not preclude the IRS from asserting or adopting a contrary position. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the Alpha Fund would recognize gain or loss on the transfer of its assets to the Value Line Fund and each shareholder of the Alpha Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Alpha Fund shares and the fair market value of the shares of the Value Line Fund it receives.

Tracking Your Basis and Holding Period. After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis in and holding period of your Value Line Fund shares for federal income tax purposes. Any basis determination method you elected with respect to Alpha Fund shares you acquired after December 31, 2011, will continue to be used by the Value Line Fund after the Reorganization for the Value Line Fund shares exchanged for those Alpha Fund shares in the Reorganization (“Covered Exchange Shares”). If you want to use any acceptable method for basis determination other than the average cost basis method, which will be the Value Line Fund’s default method, with respect to any Value Line Fund shares you acquire after the Reorganization (“Covered AB Shares” and, collectively with Covered Exchange Shares, “Covered Shares”), or want to change your election with respect to Covered Exchange Shares, you will have to elect to do so in writing (which may be electronic) pursuant to procedures established by the Value Line Fund. Any basis determination method for Covered Shares may not be changed with respect to a redemption thereof after the settlement date of the redemption.

The Value Line Fund (or its administrative agent) is required to report to the IRS and furnish to its shareholders the basis information for Covered Shares. As a result, the Value Line Fund is required to report the gross proceeds from the redemption of its shares and, for Covered Shares, is also required to report the basis information and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Before making any redemptions, you should consult with your tax advisor to determine the best IRS-accepted basis determination method for your tax situation and to obtain more information about how the basis reporting law applies to you.

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4.	COMPARISON OF FORMS OF ORGANIZATION AND SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between the Funds and the rights of their shareholders.

Governing Law. The Alpha Fund is a series of AST, which is organized as a Delaware statutory trust. The Value Line Fund is a separate series of the VLF Trust, which is organized as a Massachusetts business trust. As of the Record Date, AST is authorized to issue an unlimited number of shares of beneficial interest, $0.01 par value per share. The Value Line Fund is authorized to issue an unlimited number of shares of beneficial interest. AST’s operations are governed by its Declaration of Trust, including any amendments thereto (collectively, “AST Declaration of Trust”), By-Laws and applicable state law. The VLF Trust’s operations are governed by its Declaration of Trust (the “VL Declaration of Trust”), By-Laws and applicable state law.

Although federal law, and particularly the 1940 Act, regulates many of the aspects of the governance of a mutual fund, some state laws also apply because each mutual fund is organized as an entity under state law. The following is a summary of certain differences between Delaware statutory trusts and Massachusetts business trusts.

Generally, there is more certainty regarding certain actions and operations for a Delaware statutory trust than a Massachusetts business trust because Delaware statutory trusts are created by statute while Massachusetts business trusts are created in common law and the Massachusetts statute and rules related to Massachusetts business trusts are not as specific as those applicable to Delaware statutory trusts.

Limitation of Shareholders’ and Series’ Liability. Delaware law provides that the shareholders of a Delaware statutory trust shall not be subject to liability for the debts or obligations of the trust. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be liable for the debts and obligations of that trust. Although the risk of liability of shareholders of a Massachusetts business trust who do not participate in the management of the trust may be remote, the VL Declaration of Trust requires the VLF Trust to indemnify shareholders for any liability resulting solely as a result of their status as shareholders of the VLF Trust as a Massachusetts business trust. As such, Delaware law affords slightly greater protection against potential shareholder liability. Similarly, Delaware law provides that, to the extent that a Delaware statutory trust issues multiple series of shares, each series shall not be liable for the debts or obligations of any other series, another potential, although remote, risk in the case of a Massachusetts business trust. VLF Trust believes that a series of a Massachusetts business trust should only be liable for its own obligations.

Limitation of Trustee Liability. Delaware law provides that, except to the extent otherwise provided in a trust’s declaration of trust or by-laws, trustees will not be personally liable to any person (other than the statutory trust or a shareholder thereof) for any act, omission or obligation of the statutory trust or any trustee thereof. Delaware law also provides that a trustee’s actions under a Delaware statutory trust’s declaration of trust or by-laws will not subject the trustee to liability to the statutory trust or its shareholders if the trustee takes such action in good faith reliance on the provisions of the statutory trust’s declaration of trust or by-laws. The declaration of trust of a Massachusetts business trust may limit the liability of a trustee, who is not also an officer of the corporation, for breach of fiduciary duty except for, among other things, any act or omission not in good faith which involves intentional misconduct or a knowing violation of law or any transaction from which such trustee derives an improper direct or indirect financial benefit.

Voting. Delaware law provides that a Delaware statutory trust’s declaration of trust or by-laws may set forth provisions related to voting in any manner. This provision has been interpreted to permit trustee and shareholder voting through computer or electronic media. For an investment company with a significant number of institutional shareholders, all with access to computer or electronic networks, the use of such voting methods could significantly reduce the costs of shareholder voting. However, the advantage of such methods may not be realizable unless the SEC modifies its proxy rules. Similarly, under Massachusetts law, shareholder voting rights are limited to those provided in a trust’s declaration of trust. Nonetheless, as required by the 1940 Act, votes on certain matters by trustees (regardless of jurisdiction) would still need to be taken at in-person meetings.

The rights of Alpha Fund shareholders to vote are governed by federal law, Delaware state law and the AST Declaration of Trust and By-laws. The rights of Value Line Fund shareholders to vote are governed by federal law, Massachusetts state law and the VL Declaration of Trust and By-laws. As investment companies registered under the 1940 Act, many fundamental shareholder voting rights relating to the Value Line Fund and the Alpha Fund are governed by federal law (such as the right to vote on increases in investment advisory fees and Rule 12b-1 fees, changes in fundamental investment restrictions, the ability of shareholders to call shareholder meetings, the right to remove auditors, and when a fund must call a shareholder meeting to elect trustees). As such and in practice, it is not expected that the Reorganization will result in any material diminution in shareholder voting rights.

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Board Composition. Delaware law explicitly provides that separate boards of trustees may be authorized for each series of a Delaware statutory trust. Whether separate boards of trustees can be authorized for series of a Massachusetts business trust is unclear under Massachusetts law. Each of AST and the VLF Trust has one board for all of its series. As always, the establishment of any board of trustees of a registered investment company must comply with applicable securities laws, including the provision of the 1940 Act regarding the election of trustees by shareholders.

5.	CAPITALIZATION

The capitalization of the Alpha Fund as of March 31, 2016, and the Value Line Fund’s pro forma combined capitalization as of that date after giving effect to the Reorganization are as follows:

(unaudited)	Alpha Fund (Target Fund) Shares	Adjustments	Pro forma Value Line Fund (Acquiring Fund) Institutional Class
Net Assets	$19,026,059	N/A	$19,026,059

Shares Outstanding	2,055,640	N/A	2,055,640

Net Asset Value per Share	$9.26	N/A	$9.26

K.	ADDITIONAL INFORMATION ABOUT THE VALUE LINE FUND

1.	MANAGER AND INVESTMENT ADVISER

The Manager, located at 7 Times Square, 21st Floor, New York, New York 10036-6524, serves as the Manager of the Value Line Fund. The Manager also currently manages and/or advises 12 other mutual funds that, together with the Value Line Fund after the Reorganization, comprise the Value Line family of mutual funds with combined assets of approximately $2.2 billion as of March 31, 2016. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Value Line Fund. Among its services, the Manager:

•	develops overall investment strategies for the Value Line Fund;
•	monitors and evaluates the Investment Adviser’s investment performance;
•	monitors the Investment Adviser’s compliance with the Value Line Fund’s investment objectives, policies and restrictions;
•	supervises the provision of services to the Value Line Fund by third parties;
•	provides the VLF Trust with use of its office space, office equipment and personnel necessary to manage and administer the VLF Trust’s operations (to the extent not performed by other service providers to the VLF Trust, including without limitation any administrator) and pays the salaries of such persons; and
•	oversees the Value Line Fund’s securities lending activities and actions taken by the securities lending agent to the extent applicable.

The Value Line Fund’s Management Agreement with the Manager provides for the Value Line Fund to pay the Manager an annualized management fee equal to 0.20% of the average daily net assets of the Value Line Fund.

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As it does for the Alpha Fund, Alpha Capital serves as the investment adviser of the Value Line Fund. The Investment Adviser has full discretion to purchase and sell securities for the Value Line Fund in accordance with the Value Line Fund’s objectives, policies, restrictions and more specific strategies provided by the Manager. The Manager oversees the Investment Adviser but does not reassess individual security selections made by the Investment Adviser for the Value Line Fund. The Investment Adviser is a Georgia limited liability company that was organized in 2010 and has managed the affairs of the Alpha Fund since its inception in 2011. Alpha Capital had approximately $39.8 million of assets under management as of March 31, 2016.

The Investment Advisory Agreement among the VLF Trust, on behalf of the Value Line Fund, the Manager and the Investment Adviser provides for the Fund to pay the Investment Adviser an annualized investment advisory fee rate equal to 0.45% of the average daily net assets of the Value Line Fund.

The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Investment Adviser is not registered as a commodity pool operator (“CPO”) with respect to the either the Alpha Fund or the Value Line Fund. On behalf of the Value Line Fund, the Investment Adviser has or will file a notice claiming the Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 exclusion from CPO registration. The Investment Adviser is also exempt from registration as a commodity trading adviser under CFTC Regulation 4.14(a)(8) with respect to the Value Line Fund.

A discussion of the VLF Trust Board’s consideration and approval of the Management Agreement between the Fund and the Manager and the Investment Advisory Agreement among the VLF Trust, the Investment Adviser and the Manager will be available in the Value Line Fund’s annual report for the period ended September 30, 2016.

The Manager and Alpha Capital have contractually agreed to waive their fees and the Manager has contractually agreed to reimburse Value Line Fund Institutional Class share expenses to the extent that total annual fund operating expenses of the Institutional Class shares exceed the annual rate of 1.20% (excluding AFFE, taxes, interest expense, and extraordinary expenses). This expense cap will remain in effect through at least June 30, 2017 and can only be changed by approval of a majority of the Board of Trustees of VLF Trust. Therefore, the net expense ratios of the Value Line Fund’s Institutional Class shares could increase after June, 30, 2017 if the Manager and Alpha Capital have do not continue to so waive fees and/or reimburse expenses (unless the assets of the Value Line Fund increased enough to result in a sufficient decrease in the Value Line Fund’s gross expenses expressed as a percentage of its average daily net assets ). After its initial term, the Manager, the Investment Adviser and the VLF Trust Board intend to consider the continuation of the expense cap on the Institutional Class shares on an annual basis. The VLF Trust Board has approved a policy whereby the Manager and the Investment Adviser may seek repayment for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager and the Investment Adviser (a) occurs within three years after the Manager’s and the Investment Adviser’s reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of the Institutional Class shares to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

The Value Line Fund is responsible for expenses not otherwise assumed by the Manager or the Investment Adviser, including the following: interest and taxes; brokerage commissions, mark-ups and mark-downs, and other costs in connection with the purchases or sale of securities and other financial instruments; insurance premiums for fidelity and other insurance coverage requisite to its operations; compensation and expenses of its trustees other than those affiliated with the Manager or the Investment Adviser; legal, audit, bookkeeping, pricing, valuation, transfer and sub-transfer agent, dividend disbursing agent, administration and accounting expenses; custodian, sub-custodian and shareholder servicing agent fees and expenses; expenses incidental to the redemption of its shares; expenses incident to the issuance of its shares against payment therefor by or on behalf of the subscribers thereto, including printing of stock certificates; fees and expenses incident to the registration under the Securities Act of 1933 or under any state securities laws of shares of the Fund for public sale and fees imposed on the Fund under the 1940 Act or incurred in complying therewith; expenses of printing and mailing prospectuses, reports and notices and proxy materials to shareholders of the Fund; all expenses incidental to holding meetings of the Fund’s shareholders and the VLF Trust’s Board; expenses in connection with membership in investment company organizations; fees and expenses in connection with registration of the Fund or qualification of its shares under the securities laws of states and foreign jurisdictions; the cost of preparing and distributing reports and notices to shareholders, the SEC and other regulatory authorities; and such non-recurring expenses as may arise, including actions, suits or proceedings to which the Fund is a party and the legal obligation that the Fund may have to indemnify its officers and trustees with respect thereto.

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The SAI to this Proxy Statement, which is incorporated by reference into this Proxy Statement, provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Alpha Fund.

2.	OTHER SERVICE PROVIDERS

While there will be continuity of the Investment Adviser and the portfolio manager, the other service providers to the Value Line Fund will be the service providers that serve as such to all the mutual funds within the Value Line Funds, which differ from those of the Alpha Fund.

	Alpha Fund	Value Line Fund
Distributor:	Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bank National Association	EULAV Securities LLC, an affiliate of the Manager
Custodian:	U.S. Bank National Association	State Street Bank and Trust Company
Administrator, Transfer Agent and Fund Accountant:	U.S. Bancorp Fund Services, LLC	State Street Bank and Trust Company and its affiliate, Boston Financial Data Services, Inc
Independent Registered Public Accounting Firm:	Tait, Weller & Baker LLP	PricewaterhouseCoopers LLP
Fund Counsel	Schiff Hardin LLP	Peter D. Lowenstein, Esq.
Independent Counsel	Schiff Hardin LLP	Wilmer Cutler Pickering Hale and Dorr LLP

3.	TAX CONSIDERATIONS

The Value Line Fund intends to make annual distributions that may be taxed to its shareholders as ordinary income, qualified dividend income or long-term capital gain. For a discussion of relevant tax matters please refer to the Value Line Fund’s Prospectus, a copy of which is enclosed with this Proxy Statement.

4.	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Value Line Fund through a broker-dealer or other financial intermediary (such as a bank), the Value Line Fund and its related companies may pay the intermediary for the sale of Value Line Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Value Line Fund over another investment. Ask your salesperson or visit your financial intermediary’s internet site for more information. For a further discussion please refer to the Value Line Fund’s Prospectus, a copy of which is enclosed with this Proxy Statement.

II. VOTING INFORMATION

A.	RECORD DATE, VOTING RIGHTS AND VOTE REQUIRED

Proxies are being solicited from the shareholders of the Alpha Fund by the AST Board for the Special Meeting to be held on Friday, June 10, 2016, at 2:00 p.m. Central Time at the principal executive offices of AST located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, “FOR” approval of the Plan.

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The AST Board has fixed the close of business on April 15, 2016 (the “Record Date”) as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting and any adjournments thereof. Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held. As of the Record Date, the total number of issued and outstanding shares of Class I shares of the Alpha Fund was 2,023,461 . Shareholders of record who own five percent or more of the Alpha Fund as of the Record Date are set forth on Appendix B to this Proxy Statement. Approval of the Plan will require the affirmative vote of the lesser of: (a) 67% of the Alpha Fund’s shares present at the Meeting, if the holders of more than 50% of the Alpha Fund’s outstanding shares are present in person or represented by proxy; or (b) more than 50% of the Alpha Fund’s outstanding shares.

B.	HOW TO VOTE

You can vote your shares by telephone, by mail, by the internet and by automated touchtone as set forth below:

Phone:	To cast your vote by phone with a proxy voting representative, call the toll-free number found on the enclosed proxy card. You will be required to provide your control number found on the reverse side of your proxy card.

Mail:	To vote your proxy by mail, check the appropriate voting box on the reverse side of your proxy card, sign and date the card and return it in the enclosed postage-paid envelope. If you sign, date and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

The options below are available 24 hours a day/7 days a week.

Internet:	The web address and instructions for voting online can be found on the enclosed proxy card. You will be required to provide your control number found on the reverse side of your proxy card.

Automated Touchtone:	The toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card. You must have the control number found on the reverse side of your proxy card.

C.	PROXIES

All proxies solicited by the AST Board that are properly executed and received by the Secretary of AST prior to the Special Meeting, and are not revoked, will be voted at the Special Meeting. A proxy with respect to shares held in the name of two or more persons is valid if executed by any one of them unless at or prior to its use the Alpha Fund receives written notification to the contrary from any one of such persons. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy, it will be voted FOR the matters specified on the proxy. All shares that are voted and votes to ABSTAIN will be counted towards establishing a quorum, as will broker non-votes. Broker non-votes are shares for which the beneficial owner has not voted and the broker holding the shares does not have discretionary authority to vote on the particular matter.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the Alpha Fund. You may also give written notice of revocation in person at the Special Meeting. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

D.	QUORUM AND ADJOURNMENTS

Fifty percent ( 5 0%) of the outstanding shares of the Alpha Fund will be considered a quorum for the transaction of business. If a quorum of shareholders of the Alpha Fund is not present at the Special Meeting to approve the Reorganization , the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Alpha Fund to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the shares present at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote. Any business that might have been transacted at the Special Meeting with respect to the Alpha Fund may be transacted at any such adjourned session(s) at which a quorum is present. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Alpha Fund on questions of adjournment (other than any adjournment if a quorum is present but sufficient votes to approve the Reorganization are not received) and on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

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E.	EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All proxies, including abstentions and broker non-votes (shares held by brokers or nominees which the underlying holder has not voted and for which the broker does not have discretionary authority to vote) will be counted toward establishing a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against the proposal. Treating broker non-votes as votes against the proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, the Alpha Fund may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote. The Alpha Fund also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum. Abstentions and broker non-votes will not be voted “FOR” or “AGAINST” any adjournment.

F.	SOLICITATION OF PROXIES

The Alpha Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation also may include facsimile, Internet or oral communications by certain employees of Alpha Capital, who will not be paid for these services. Alpha Capital has retained AST Fund Solutions to aid in the solicitation of proxies, at an anticipated cost of approximately $6,000, exclusive of printing costs. The costs of the Proxy Solicitation Firm will be borne by the Manager.

Shareholders may authorize the Proxy Solicitation Firm to execute proxies on their behalf by telephonic instruction. Proxies that are submitted telephonically will be recorded in accordance with the procedures set forth below. The AST Board believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is submitted, representatives of the Proxy Solicitation Firm are required to ask for each shareholder’s full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited matches the information provided to the Proxy Solicitation Firm by the Alpha Fund, then the representative of the Proxy Solicitation Firm will explain the process for voting, read the proposal on the proxy card, and ask for the shareholder’s instructions on the Proposal.

The representative of the Proxy Solicitation Firm, although he or she is permitted to answer questions about the process, is not permitted to recommend to any shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement or in any additional soliciting materials. The Proxy Solicitation Firm will record the shareholder’s instructions on the proxy card. Within 72 hours, but in any event before the Special Meeting, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Proxy Solicitation Firm immediately if his or her instructions are not correctly reflected in the confirmation. If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Proxy Statement or attend the Special Meeting in person. Should shareholders require additional information regarding the proxy or a replacement proxy card, they may contact the Proxy Solicitation Firm (toll-free) at 1-(866) 828-6951. Representatives are available Monday through Friday, 9:00 a.m.- 10:00 p.m. (Eastern Time).

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Persons holding shares as nominees will be reimbursed by the funds, upon request, for the reasonable expenses of mailing soliciting materials to the principals of the accounts.

III. OTHER INFORMATION

A.	OTHER BUSINESS

The AST Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the AST Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

B.	NEXT MEETING OF SHAREHOLDERS

The Alpha Fund does not hold regular meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Secretary of Advisors Series Trust, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Submission of a proposal does not necessarily mean that the proposal will be included.

C.	LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Value Line Fund in connection with the Reorganization will be passed upon by Peter D. Lowenstein, Esq. and the tax consequences of the Reorganization will be passed upon by Wilmer Cutler Pickering Hale and Dorr LLP.

D.	INFORMATION FILED WITH THE SEC

AST and the VLF Trust are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by AST may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

By Order of the Board of Trustees of Advisors Series Trust,

Jeanine M. Bajczyk
Secretary

May 6 , 2016

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APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the ___ day of ________, 2016, by and between the VALUE LINE FUNDS INVESTMENT TRUST, a Massachusetts business trust (the “Trust”), on behalf of its series, Value Line Defensive Strategies Fund (the “Acquiring Fund”), with its principal place of business at 7 Times Square, 21st Floor, New York, New York 10036-6524, and ADVISORS SERIES TRUST, a Delaware statutory trust (“AST”), on behalf of its series, Alpha Defensive Alternatives Fund (the “Acquired Fund”), with its principal place of business at 615 East Michigan Street, Milwaukee, Wisconsin 53202. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.” Each of EULAV Asset Management, a Delaware statutory trust (the “Manager”), and Alpha Capital Funds Management LLC, a Georgia limited liability company (“Alpha Capital”), join this Agreement and are parties hereto solely for purposes of Paragraph 8.2.

This Agreement is intended to be and is adopted as a plan of a “reorganization” as defined in Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of Institutional Class shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the Assumed Liabilities of the Acquired Fund (as defined in Paragraph 1.3 below), and (2) the distribution by the Acquired Fund, on or promptly after the closing date of the Reorganization (the “Closing Date”) as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, each of the Trust and AST is a registered investment company classified as a management company of the open-end type; and

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest;

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND

1.1.    Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Acquired Assets”) to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and, as disclosed to the Acquiring Fund in writing in accordance with Paragraph 1.2, contractual restrictions, if any, on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund a number of full and fractional Acquiring Fund Shares equal to the number of shares of Class I of the Acquired Fund as of the time and date set forth in Section 2; and (ii) to assume the Assumed Liabilities (as defined in Paragraph 1.3) of the Acquired Fund. Such transactions shall take place at the Closing (as defined below).

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1.2.    (a)        The Acquired Assets shall consist of all of the Acquired Fund’s property, including, without limitation, all portfolio securities and instruments, dividends, interest and other receivables, cash, cash equivalents, goodwill, contractual rights and chooses in action of the Acquired Fund or the Acquired Fund in respect of the Acquired Fund, all other tangible and intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) thereunder to the extent such records pertain to the Acquired Fund.

(b)        The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund’s securities and other assets as of the date of execution of this Agreement, specifically describing all contractual restrictions, if any, on the transfer of such assets. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 7.5 hereof) and agrees not to acquire any portfolio security or other asset that is not an eligible investment for, or that would violate an investment policy or restriction of, the Acquiring Fund. For avoidance of doubt, reference is hereby made to Paragraph 4.1 of this Agreement pursuant to which the Acquired Fund agrees to operate its business in the ordinary course and to comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date.

1.3.    The Acquired Fund will use its best efforts to identify and, to the extent practicable, discharge all of its known liabilities and obligations that are or will become due on or before the Closing. The Acquiring Fund will assume and pay when due all obligations and liabilities of any kind whatsoever of the Acquired Fund existing on or after the Closing Date of the Reorganization, whether known or unknown, absolute, accrued, contingent or otherwise, but excluding: (i) the Excluded Covered Liabilities (as defined below); (ii) fees and expenses in connection with the Agreement to be paid by persons as provided for in Paragraph 8.2 (which, for the sake of clarification, includes any liabilities, costs or charges related to the Acquired Fund’s expense limitation arrangement (including, but not limited to, any recoupment by Alpha Capital of any fees or expenses previously waived and/or reimbursed); and (iii) the obligations of the Acquired Fund to perform under this Agreement (collectively the “Assumed Liabilities”). The “Excluded Covered Liabilities” are any and all liabilities of the Acquired Fund that would otherwise be Assumed Liabilities and that are covered by any insurance policy of AST benefitting the Acquired Fund (all such policies collectively being the “AST Insurance Policy”) and any and all obligations of the Acquired Fund associated therewith (excluding for avoidance of doubt (x) the amount of any deductible or retention associated with a claim that the Acquired Fund could make under the AST Insurance Policy and (y)  the amount of any item that would otherwise be an Excluded Covered Liability to the extent that it exceeds the coverage available under the AST Insurance Policy). By way of example and not limitation, Excluded Covered Liabilities include liabilities of the Acquired Fund for breaches by the Acquired Fund of its representations, warranties and covenants set forth in this Agreement that are covered by the AST Insurance Policy.

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1.4.       On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), AST shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares (the “Acquired Fund Shares”) that have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by AST instructing the transfer agent for the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. Such transfer agent shall promptly provide evidence of such liquidation and distribution. All issued and outstanding Acquired Fund Shares will simultaneously be redeemed and cancelled by the Acquired Fund on its books, and the Acquired Fund will be terminated as a series of AST. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.       Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

1.6.       Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.       Any reporting responsibility of the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 3.1), or other documents with the Commission, any state securities commissions, and any federal, state, or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund. The costs of such reports shall be borne by the Acquired Fund or Alpha Capital.

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1.8.       The Acquired Fund’s rights under the AST Insurance Policy would be an Acquired Asset except such rights may not be assigned and transferred by the Acquired Fund to the Acquiring Fund (as a result of the provisions thereof without the consent or approval of the applicable insurance company, which such consent or approval is not expected to be obtained) or except if such rights were so assigned and transferred would result in a loss of such rights under the AST Insurance Policy. Accordingly, notwithstanding any other provision of this Agreement, (i) the Acquired Fund’s rights under the AST Insurance Policy shall not be assigned and transferred by the Acquired Fund to the Acquiring Fund at the Closing and the Acquiring Fund shall not assume the Excluded Covered Liabilities, (ii) AST covenants and agrees to continue from and after the Closing to name the Acquired Fund as a covered fund on the AST Insurance Policy, (iii) from and after the Closing, AST shall, upon the reasonable request of the Trust, pursue the Acquired Fund’s rights under the AST Insurance Policy at the expense of the Acquiring Fund and AST shall, solely from related recoveries under the AST Insurance Policy, discharge any and all Excluded Covered Liabilities, and (iv) the Trust, on behalf of the Acquiring Fund, shall cooperate, in all reasonable respects, with each other in respect of this Paragraph. AST will promptly assign, convey, transfer, and deliver to the Acquiring Fund any payment for the benefit of the Acquired Fund in connection with the AST Insurance Policy, to the extent that such payment exceeds the corresponding Excluded Covered Liability, and any such amount will be treated as included in the Acquired Assets.

2.	CLOSING AND CLOSING DATE

2.1.       The Closing Date shall be [June 10], 2016, or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided. The Closing shall be held at the principal offices of the Acquiring Fund or at such other place as the parties may agree in writing.

2.2.       Portfolio securities of the Acquired Fund that are held other than in book-entry form in the name of U.S. Bank National Association (the “Acquired Fund Custodian”) as custodian and record holder for the Acquired Fund shall be presented by the Acquired Fund to State Street Bank and Trust Company (the “Acquiring Fund Custodian”) for examination no later than three business days preceding the Closing Date, together with a description of all contractual restrictions, if any, on the transfer of the Acquired Assets. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian’s records. Any cash maintained by the Acquired Fund shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

2.3.       The Acquired Fund shall direct the Acquired Fund Custodian to deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

2.4.       If on the Closing Date the New York Stock Exchange is closed to trading or trading thereon shall be restricted, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

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2.5.       The Acquired Fund shall deliver, or cause its transfer agent to deliver, at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder immediately before Closing, certified by the President or the Secretary of AST and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund’s transfer agent, or (c) derived from AST’s records by such officers or one of AST’s service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions, stock certificates, receipts, or other documents as such other party or its counsel may reasonably request.

3.       REPRESENTATIONS AND WARRANTIES

3.1.    Except as set forth on a disclosure schedule previously provided in writing by the Acquired Fund to the Acquiring Fund, AST, on behalf of the Acquired Fund, represents, warrants, and covenants to the Acquiring Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)        The Acquired Fund is a series of AST. AST is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund’s shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of AST and the Acquired Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

(b)        AST is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)        AST is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in (i) a violation of, any provision of AST’s Declaration of Trust, including all amendments thereto (collectively, the “AST Declaration of Trust”), or By-Laws or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Acquired Fund to which it or AST is a party or by which the Acquired Fund or any of its assets are bound, or (ii) the acceleration of any obligation, or the imposition of any penalty under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

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(d)       No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund’s properties or assets. Neither AST nor the Acquired Fund knows of any facts that might form the basis for the institution of such proceedings. Neither AST nor the Acquired Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

(e)        The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) that will not be terminated at or before the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring Fund);

(f)         The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the fiscal year ended September 30, 2015 have been audited by an independent registered public accounting firm retained by the Acquired Fund, and are in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The statement of assets and liabilities of the Acquired Fund, and the related statements of operations and changes in net assets, as of and for the six-month period ended March 31, 2016 are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities (as defined below) will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any liabilities (whether absolute or contingent, known or unknown) on the Closing Date to which the Acquiring Fund or the Trust may have any liability. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund’s Form N-CSR after the Closing Date;

(g)        The current prospectus and statement of additional information of the Acquired Fund included in AST’s registration statement on Form N-1A (true and correct copies of which have been delivered to the Acquiring Fund) and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

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(h)     Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund’s prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the six-month period ended March 31, 2016, there has not been any material adverse change in the Acquired Fund’s condition (financial or otherwise), assets, liabilities, business, or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business, or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund’s portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change, provided that any such decline is not disproportionate to other mutual funds that follow a substantially similar investment program as the Acquired Fund;

(i)      (1)  For each taxable year of its operation since its inception, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company.” The Acquired Fund shall have been eligible to compute its federal income tax under Section 852 of the Code and shall have computed its federal income tax under Section 852 of the Code. The Acquired Fund will qualify as a regulated investment company as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. For any taxable year not yet completed as of the end of the day on the Closing Date, AST reasonably expects that the Acquiring Fund, as successor to the Acquired Fund, will be able to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will be eligible to compute its federal income tax under Section 852 of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

(2)  Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

(3)  The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below) that were due and payable or that were claimed to be due;

(4)  All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

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(5)    The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

(6)    The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local, or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

(7)    The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(8)    The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in Paragraph 4.7, rather than in any notes thereto (the “Tax Reserves”). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

(9)    The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests, and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

(10)  The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or before the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local, or foreign income Tax law) executed on or before the Closing Date; (iii) installment sale or open transaction disposition made on or before the Closing Date; or (iv) prepaid amount received on or before the Closing Date;

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(11)   The Acquired Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquired Fund tax representation certificate to be delivered pursuant to Paragraph 6.5 (the “Acquired Fund Tax Representation Certificate”);

(12)   There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

(13)   The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund’s Tax books and records; and

(14)   For purposes of this Agreement, “Taxes” or “Tax” shall mean all taxes, charges, fees, levies or other similar assessments, or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business, organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise, and other taxes imposed by the United States of America or any state, local, or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments, or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and “Tax Returns” shall mean all reports, returns, declarations, statements, or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

(j)       All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly authorized, legally issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 2.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

(k)      At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power, and authority to sell, assign, transfer, and deliver the Acquired Assets to the Acquiring Fund free of any liens or other encumbrances, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto free of any liens or other encumbrances, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

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(l)        Each of AST and the Acquired Fund has the power and authority to enter into and perform its obligations under this Agreement. AST’s Board of Trustees has determined that the Reorganization is in the best interests of the Acquiring Fund shareholders and is not dilutive of the interests of those shareholders. The execution, delivery, and performance by AST of this Agreement have been duly authorized by all necessary action on the part of AST’s Board of Trustees, and, subject to the approval of the Acquired Fund’s shareholders, assuming due authorization, execution, and delivery by the Trust on behalf of the Acquiring Fund, this Agreement will constitute a valid and binding obligation of each of AST and the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(m)      The information furnished or to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials (including the proxy statement (“Proxy Statement”) forming part of the Trust’s Registration Statement on Form N-14 filed or to be filed in connection with this Agreement (the “N-14 Registration Statement”), and other documents that may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the performance record of the Acquired Fund is on the date thereof, and at all times prior to the Closing Date shall be, accurate and complete and complies, and at all times prior to the Closing Date shall comply, in all material respects with the provisions of the Securities Act, the Securities Exchange Act of 1934, as amended (“Exchange Act”), and the Investment Company Act and the rules and regulations thereunder, and does not, and at all times prior to the Closing Date shall not, contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact required to be stated therein or necessary in order to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(n)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by AST or the Acquired Fund of the transactions contemplated herein, except for the effectiveness of the N-14 Registration Statement;

(o)       All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

(p)       The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines, and restrictions and any compliance procedures established by AST with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, the rules regarding Duties and Conflicts and Supervision and Responsibilities Relating to Associated Persons of the Financial Industry Regulatory Authority (“FINRA”), the Conduct Rules of the National Association of Securities Dealers, Inc. (the “NASD”), state law, and any rules and regulations of any state regulatory authority. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, FINRA or any state securities authorities by AST with respect to the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials, and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

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(q)       Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any “affiliated person” of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act; and

(r)        The Acquired Fund Tax Representation Certificate to be delivered by AST, on behalf of the Acquired Fund, to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 6.4 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

3.2.    Except as set forth on a disclosure schedule previously provided by the Acquiring Fund to the Acquired Fund, the Trust, on behalf of the Acquiring Fund, represents, warrants, and covenants to the Acquired Fund, which representations, warranties, and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

(a)       The Acquiring Fund is a series of the Trust. The Trust is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Trust and the Acquiring Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

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(b)       The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

(c)       The Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in (i) a violation of, any provisions of the Trust’s Declaration of Trust, including all amendments thereto (collectively, the “Trust Declaration of Trust”), or By-Laws of the Trust or any material agreement, indenture, instrument, contract, lease, or other undertaking with respect to the Acquiring Fund to which it or the Trust is a party or by which the Acquiring Fund or any of its assets is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

(d)       No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund’s properties or assets. Neither the Trust nor the Acquiring Fund knows of any facts that might form the basis for the institution of such proceedings. Neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially adversely affects the Acquiring Fund’s business, or its ability to consummate the transactions contemplated herein;

(e)       The N-14 Registration Statement, including the Proxy Statement and any amendments or supplements to the N-14 Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranties in Paragraph 3.1(n) hereof), on the date thereof and at all times prior to the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading and (ii) comply in all material respects with the provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations thereunder;

(f)      (1)   The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(2)   The Acquiring Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan, or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund tax representation certificate to be delivered pursuant to Paragraph 5.4 (the “Acquiring Fund Tax Representation Certificate”);

(3)   The Acquiring Fund is a separate fund of the Trust within the meaning of Section 851(g) of the Code.

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(g)      The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(h)      Each of the Trust and the Acquiring Fund has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement by the Trust have been duly authorized by all necessary action on the part of the Trust’s Board of Trustees, and, assuming due authorization, execution, and delivery by AST on behalf of the Acquired Fund, this Agreement will constitute a valid and binding obligation of each of AST and the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(i)       No consent, approval, authorization, or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except for the effectiveness of the N-14 Registration Statement;

(j)       The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws, and all other applicable federal and state laws or regulations. All registration statements, prospectuses, reports, proxy materials, or other filings required to be made or filed with the Commission, FINRA, or any state securities authorities by the Trust with respect to the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials, and other filings (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund’s warranties in Paragraph 3.1(n) hereof) under the Securities Act, the Exchange Act, and the Investment Company Act (i) are or were in compliance in all material respects with the provisions of the Securities Act, the Exchange Act, and the Investment Company Act and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

(k)      Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any “affiliated person” of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension, or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer, or director of an investment company under Section 9 of the Investment Company Act;

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(l)        For the taxable year that includes the Closing Date and for subsequent taxable periods, the Trust reasonably expects that the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and will be eligible to, and will, compute its federal income tax under Section 852 of the Code; and

(m)      The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Paragraph 5.4 will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.	COVENANTS OF THE FUNDS

4.1.      The Acquired Fund will operate the Acquired Fund’s business in the ordinary course of business and will comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 7.5 hereof), in each case payable either in cash or in additional shares.

4.2.      AST will call and hold a special meeting of the Acquired Fund’s shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

4.3.      The Acquiring Fund will promptly prepare and file with the Commission the N-14 Registration Statement. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the N-14 Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

4.4.      The Acquired Fund covenants and represents that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

4.5.      The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

4.6.      Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement. Each Fund will use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

4.7.      The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund (“Statement of Assets and Liabilities”) as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

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4.8.     Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

4.9.     From and after the date of this Agreement and until the Closing Date, each Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(F) of the Code and shall not take any position inconsistent with such treatment.

4.10.   From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

4.11.  The Acquired Fund shall prepare, or cause to be prepared, all of its Tax Returns for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. The Acquired Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

4.12.  (a) From and after the Closing, the Acquired Fund will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further actions as the Acquiring Fund may reasonably deem necessary or desirable in order to carry out the intent and purpose of this Agreement.

(b) From and after the Closing, the Acquiring Fund will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assumptions and other instruments and will take or cause to be taken such further actions as the Acquired Fund may reasonably deem necessary or desirable in order to carry out the intent and purpose of this Agreement.

5.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the following conditions, unless waived by the Acquired Fund in writing (other than the condition set forth in Paragraph 5.4, which condition is not waivable):

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5.1.       All representations and warranties by the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

5.2.      The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Acquiring Fund on or before the Closing Date;

5.3.      The Trust shall have delivered to AST on the Closing Date a certificate of the Trust, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to AST and dated as of the Closing Date, to the effect that each of the conditions to Closing in this Section 5 have been met, and as to such other matters as AST shall reasonably request; and

5.4.      The Trust, on behalf of the Acquiring Fund, shall have delivered to AST and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to AST and Wilmer Cutler Pickering Hale and Dorr LLP concerning certain tax-related matters with respect to the Acquiring Fund.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the following conditions, unless waived by the Acquiring Fund in writing (other than the condition set forth in Paragraph 6.5, which condition is not waivable):

6.1.      All representations and warranties of AST, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.      The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Acquired Fund on or before the Closing Date;

6.3.      AST shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 4.8, together with a list of its portfolio securities showing the federal income tax bases by lot and holding periods of such securities, as of the Closing Date, certified by AST’s Treasurer or Assistant Treasurer;

6.4.      AST shall have delivered to the Trust on the Closing Date a certificate of AST, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that each of the conditions to Closing in this Section 6 have been met, and as to such other matters as the Trust shall reasonably request;

6.5.      AST, on behalf of the Acquired Fund, shall have delivered to the Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Trust and Wilmer Cutler Pickering Hale and Dorr LLP concerning certain tax-related matters with respect to the Acquired Fund.

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7.	FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1.      This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund’s shareholders in accordance with the provisions of AST’s Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund’s shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 7.1;

7.2.      On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

7.3.      All consents of other parties and all other consents, orders and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

7.4.      The N-14 Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness of such Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

7.5.      The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Trust and AST and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 7.5.

8.	BROKERAGE FEES AND EXPENSES

8.1.      Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

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8.2.      Each party acknowledges and agrees that (i) all expenses of the Trust or the Acquiring Fund directly incurred in connection with the Reorganization will be borne by EULAV Asset Management, Acquiring Fund’s manager (the “Manager”), (ii) the Manager will bear the costs of printing and mailing proxy materials to the Acquired Fund shareholders and soliciting proxies from, and the vote of, the Acquired Fund shareholders regarding the Reorganization, and (iii) all expenses of AST or the Acquired Fund not to be borne by the Manager pursuant to clause (ii) and directly incurred in connection with the Reorganization will be borne by Alpha Capital; provided, however, that expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in (i) the Reorganization not constituting a “reorganization” within the meaning of Section 368(a) of the Code or (ii) any tax to the Acquired Fund shareholders. Each party acknowledges and agrees that as a result of Paragraph 1.3 and this Paragraph 8.2 none of the Trust, the Acquiring Fund or the Manager shall have any liability for any liabilities, costs or charges related to the Acquired Fund’s expense limitation arrangement (including, but not limited to, any recoupment by Alpha Capital of any fees or expenses previously waived and/or reimbursed thereunder), and the Manager has waived its rights to any such recoupment.

9.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1.      Each of the Trust and AST agrees that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Paragraphs 3.1 or 3.2 hereof and that this Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof.

9.2.      The representations and warranties contained in this Agreement or in any document delivered pursuant hereto or in connection herewith and any covenant to be performed in whole or in part after the Closing shall survive the consummation of the transactions contemplated hereunder.

10.	TERMINATION

10.1.    This Agreement may be terminated by the mutual agreement of the Trust and AST. In addition, either party may at its option terminate this Agreement at or before the Closing Date:

(a)        because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or before the Closing Date;

(b)        because of a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met by September 30, 2016;

(c)        by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund’s shareholders;

(d)        by resolution of AST’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund’s shareholders; or

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(e)        if the transactions contemplated by this Agreement shall not have occurred on or before September 30, 2016, or such other date as the parties may mutually agree upon in writing.

10.2.     In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, AST, or the Acquired Fund, or the Trustees or officers of either AST or the Trust, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

11.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of AST and the Trust; provided, however, that following the meeting of the Acquired Fund’s shareholders called by AST pursuant to Paragraph 4.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided, further, however, that nothing contained in this Section 11 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

12.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the applicable Fund at its principal business address.

13.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

13.1.     The section and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.     This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3.     This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust and AST shall be governed and construed in accordance with the internal laws of the state of each party’s incorporation or formation, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.4.     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

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13.5      Massachusetts Business Trust. The parties acknowledge and agree that the Trust is a Massachusetts business trust, the operations of which are governed by its Declaration of Trust, a copy of which is on file with the Office of the Secretary of the Commonwealth of Massachusetts. It is understood and expressly stipulated and agreed that none of the shareholders, trustees, officers, employees, representatives or agents of the Trust or the Acquiring Fund shall be personally liable for any acts or obligations of the Trust or the Acquiring Fund. All persons dealing with the Acquiring Fund must look solely to the property of the Acquiring Fund for enforcement of any rights, obligations, claims or remedies against either the Acquiring Fund or the Trust with respect to the Acquiring Fund. No series of the Trust shall have liabilities or obligations on account of, or with respect to, any other series of the Trust.

[End of Text]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	VALUE LINE FUNDS INVESTMENT TRUST, on behalf of its series, Value Line Defensive Strategies Fund

By:	By:
Name:	Name:
Title:	Title:

Attest:	ADVISORS SERIES TRUST, on behalf of its series, Alpha Defensive Alternatives Fund

By:	By:
Name:	Name:
Title:	Title:

With respect to Paragraph 8.2 of this Agreement only:

Attest:	EULAV ASSET MANAGEMENT

By:	By:
Name:	Name:
Title:	Title:

Attest:	ALPHA CAPITAL FUNDS MANAGEMENT LLC

By:	By:
Name:	Name:
Title:	Title:

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APPENDIX B

OWNERSHIP OF SHARES OF THE ALPHA FUND

As of the Record Date, the Alpha Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of each class of the Alpha Fund’s shares are set forth below. No shares of the Value Line Fund are outstanding as of the Record Date; however, it is anticipated that the Manager will purchase an initial share of the Value Line Fund immediately prior to the Reorganization.

Name and Address	Parent Company	Jurisdiction	Class	No. of Shares Owned	% of Shares

Charles Schwab 211 Main Street San Francisco, CA 94105	The Charles Schwab Corporation	DE	I	1,171,239.126	57.88%
National Financial Services LLC 200 Liberty Street New York, NY 10281	Fidelity Global Brokerage Group, Inc.	DE	I	622,361.350	30.76%
Pershing LLC 1 Pershing PL FL 14 Jersey City, NJ 07399	N/A	N/A	I	182,650.182	9.03%

Any shareholder that owns 25% or more of the outstanding shares of the Alpha Fund or a class of the Alpha Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Alpha Fund or that class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Alpha Fund.

As of the Record Date, the Officers and Trustees of the Trust, as a group, did not own of record or beneficially any of the outstanding voting securities of the Alpha Fund.

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APPENDIX C

FINANCIAL HIGHLIGHTS OF THE ALPHA FUND

The Value Line Fund will adopt the financial statements of the Alpha Fund. The financial highlights table is intended to help you understand the Alpha Fund’s financial performance for the periods shown. The information below has been derived from the Alpha Fund’s financial statements for the fiscal year ended September 30, 2015, which have been audited by Tait, Weller & Baker LLP, the Alpha Fund’s independent registered public accounting firm, whose report, along with the Alpha Fund’s financial statements, are included in the annual report, which is available upon request. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Alpha Fund’s shares (assuming reinvestment of all dividends and other distributions).

	Year Ended September 30,				January 31, 2011* through September 30, 2011
	2015	2014	2013	2012
Net asset value, beginning of period	$10.28	$9.95	$10.22	$9.88	$10.00

Income from investment operations:
Net investment income(3)(5)	0.25	0.09	0.12	0.26	0.21
Net realized and unrealized gain/(loss) on investments	(0.76)	0.37	(0.23)	0.43	(0.33)
Total from investment operations	(0.51)	0.46	(0.11)	0.69	(0.12)

Less distributions:
From net investment income	(0.27)	(0.13)	(0.16)	(0.35)	---
Total distributions	(0.27)	(0.13)	(0.16)	(0.35)	---

Net asset value, end of period	$9.50	$10.28	$9.95	$10.22	$9.88

Total return	-5.10%	4.65%	-1.07%	7.13%	-1.20%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$20,756	$37,579	$28,130	$15,950	$6,819
Ratio of expenses to average net assets:
Before fee waivers, expense reimbursement and recoupment(4)	1.21%	1.18%	1.33%	2.24%	3.46%(1)
After fee waivers, expense reimbursement and recoupment(4)	1.25%	1.25%	1.25%	1.25%	1.25%(1)
Ratio of net investment income to average net assets:
Before fee waivers, expense reimbursement and recoupment(3)	2.61%	1.00%	1.11%	1.65%	0.82%(1)
After fee waivers, expense reimbursement and recoupment(3)	2.57%	0.93%	1.19%	2.64%	3.03%(1)
Portfolio turnover rate	124.38%	102.65%	152.41%	127.58%	30.40%(2)

*	Commencement of operations.
(1)	Annualized.
(2)	Not annualized.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Based on average shares outstanding.

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APPENDIX D

THE VALUE LINE FUND’S PROSPECTUS

(enclosed herewith)

D-1

Statement of Additional Information

May 6 , 2016

Alpha Defensive Alternatives Fund,
a series of Advisors Series Trust

615 East Michigan Street,
Milwaukee, Wisconsin 53202

and

Value Line Funds Investment Trust

Value Line Defensive Strategies Fund

7 Times Square, 21st Floor,
New York, New York 10036-6524

Acquisition of the Assets and Assumption of the Liabilities of:	By and in Exchange for Shares of:
Alpha Defensive Alternatives Fund	Value Line Defensive Strategies Fund

This Statement of Additional Information (“SAI”) relates specifically to the proposed reorganization of the Alpha Defensive Alternatives Fund (the “Alpha Fund”), a series of the Advisors Series Trust (“AST”) into the Value Line Defensive Strategies Fund (the “Value Line Fund” or “Fund”), a series of Value Line Funds Investment Trust (the “Trust”). In connection with the Reorganization, the Alpha Fund would transfer of all of its assets (other than certain rights under an AST insurance policy that are non-transferable) to the Value Line Fund in exchange for Institutional Class shares of the Value Line Fund equal in number and value to the Alpha Fund’s Class I shares and the assumption by the Value Line Fund of all of the Alpha Fund’s liabilities (other than certain unknown liabilities to the extent covered by the AST insurance policy) (the “Reorganization”).

This SAI, which is not a prospectus, supplements, and should be read in conjunction with, the Proxy Statement and Prospectus dated May 6 , 2016 (the “Proxy Statement/Prospectus”), relating to the Reorganization. To obtain a copy of the Proxy Statement/Prospectus, without charge, please write to the Value Line Funds Investment Trust at the address set forth above or call 1-800-243-2729.

CONTENTS OF THE SAI

This SAI consists of the cover page and the information set forth below. The Value Line Fund has not commenced operations as of the date hereof. Accordingly, financial statements for the Value Line Fund are not available. Copies of the Value Line Fund’s Annual Report may be obtained when available, without charge, upon request by calling 1-800-658-5811 or visiting www.vlfunds.com.

INFORMATION INCORPORATED BY REFERENCE

This SAI incorporates by reference the Prospectus and Statement of Additional Information of AST with respect to the Alpha Fund, dated January 28, 2016, as supplemented (File Nos. 033-17391 and 811-07959) (Accession No. 0000894189-16-007018) (the “Alpha Fund Prospectus” and the “Alpha Fund SAI,” respectively) and the Annual Report to Shareholders of AST with respect to the Alpha Fund for the fiscal year ended September 30, 2015 (Accession No. 0000898531-15-000533), each of which were filed electronically with the Securities and Exchange Commission. The Prospectus, Statement of Additional Information and Annual Report include information about AST’s other series that is not relevant to the Reorganization. Please disregard that information and that information is not incorporated herein.

This SAI incorporates by reference the Prospectus and Statement of Additional Information of the Trust with respect to the Value Line Fund, dated April 23, 2016 (File Nos. 333-195856 and 811-22965) (Accession No. 0001571049-16-013833 ) (the “Value Line Fund Prospectus” and the “Value Line Fund SAI,” respectively), each of which were filed electronically with the Securities and Exchange Commission.

(i)

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial statements are not presented as the Alpha Fund is being combined with the Value Line Fund, a newly created series of the Trust, which does not have any assets or liabilities.

(ii)

(iii)

Fund History, Description of the Fund and its Investments and Risks

The Fund is a separate series of the Value Line Funds Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust in 2014. The Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. The Fund is diversified. If the Reorganization is approved, the Fund will acquire all the assets of the Alpha Fund, a series of AST. Since the Alpha Fund’s investment objective and policies are substantially identical to those of the Fund, and since the Fund will engage the investment adviser currently providing services to the Alpha Fund, Alpha Capital Funds Management, LLC, as investment adviser (“Investment Adviser”), the Fund will adopt the prior performance and financial history of the Alpha Fund.

For further information about the history, investment objectives, policies, risks, and restrictions of the Value Line Fund and the Alpha Fund, see inter alia “Description of the Fund and Its Investments and Risks” in the Value Line Fund SAI and “The Trust,” “Investment Policies,” “Investment Restrictions” and “Portfolio Turnover” in the Alpha Fund SAI, respectively.

Management, Control Persons and Principal Shareholders of the Fund

For information about the board of directors, officers, control persons, and principal shareholders of the Value Line Fund and the Alpha Fund, see inter alia “Management of the Fund” in the Value Line Fund SAI and “Management” in the Alpha Fund SAI, respectively.

Investment Advisory and Other Services and Portfolio Managers

For information about the manager, the investment adviser, the portfolio manager, principal underwriter, other service providers, and service agreements of the Value Line Fund and the Alpha Fund, see inter alia “Investment Advisory, Management and Other Services” and “Service and Distribution Plan and Sub-Transfer Agency Fees” in the Value Line Fund SAI and “The Funds’ Investment Adviser,” “Service Providers,” “Code of Ethics,” “Marketing and Support Payments” in the Alpha Fund SAI, respectively.

Brokerage Allocation and Other Practices

For information about the brokerage practices of the Value Line Fund and the Alpha Fund, see inter alia “Brokerage Allocation and Other Practices” in the Value Line Fund SAI and “Execution of Portfolio Transactions” in the Alpha Fund SAI, respectively.

Capital Stock and Other Securities

For information about the voting rights and other characteristics of shares of the Value Line Fund and the Alpha Fund, see inter alia “Capital Stock and Share Classes” in the Value Line Fund SAI and “General Information” in the Alpha Fund SAI, respectively.

Purchase, Redemption and Pricing of Shares

For information about the purchase, redemption and pricing of shares of the Value Line Fund and the Alpha Fund, see inter alia “Purchase, Redemption and Pricing of Shares” in the Value Line Fund SAI and “Additional Purchase and Redemption Information” and “Determination of Share Price” in the Alpha Fund SAI, respectively.

Taxation of the Fund

For information about tax matters related to an investment in the Value Line Fund and the Alpha Fund, see inter alia “Taxes” in the Value Line Fund SAI and “Distribution and Tax Information” in the Alpha Fund SAI, respectively.

1

Underwriters

For information about the principal underwriter and distribution plans of the Value Line Fund and the Alpha Fund, see inter alia “Investment Advisory, Management and Other Services” and “Service and Distribution Plan and Sub-Transfer Agency Services” in the Value Line Fund SAI and “Distribution Agreement” and “Marketing and Support Payments” in the Alpha Fund SAI, respectively.

Calculation of Performance Data

For information on the calculation of performance data for the Value Line Fund and the Alpha Fund, see inter alia “Purchase, Redemption and Pricing of Shares” in the Value Line Fund SAI and “Determination of Share Price” in the Alpha Fund SAI. See also inter alia the Alpha Fund’s Annual Report.

Financial Statements

For information on the financial statements of the Alpha Fund, see inter alia “Financial Statements” in the Alpha Fund SAI. See also the Alpha Fund Annual.

2

PART C

OTHER INFORMATION

Item 15. Indemnification.

No change from the information set forth in Item 30 of Post-Effective Amendment No. 5 of the Trust, filed February 8, 2016, which information is incorporated herein by reference.

Item 16. Exhibits.

(1)

(a) Declaration of Trust.(1)

(b) Establishment and Designation of Classes for Worthington Value Line Dynamic Opportunity Fund. (3)

(c) Establishment and Designation of Series and Classes for Value Line Defensive Strategies Fund.(4)

(2)	By-laws.(1)

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization.(5)

(5)	Instruments Defining Rights of Security Holders. Reference is made to Article 5 of the Declaration of Trust filed as Exhibit (a) to the Trust’s initial registration statement on Form N-1A, filed May 9, 2014.

(6)

(a) Investment Advisory Agreement for Value Line Defensive Strategies Fund.(5)

(b) Investment Management Agreement for Value Line Defensive Strategies Fund.(5)

(c) Expense Limitation Agreement for Value Line Defensive Strategies Fund.(5)

(7)	Distribution Agreement for Value Line Defensive Strategies Fund.(5)

(8)	Not applicable.

(9)	Custodian Agreement for Value Line Defensive Strategies Fund.(5)

(10)	(a) Service and Distribution Plan for Value Line Defensive Strategies Fund.(5) (b) 18f-3 Plan.(5)

(11)	Opinion of Counsel as to the Legality of Shares Being Registered.(5)

(12)	Form of opinion as to tax matters and consent.(5)

(13)	Administration Agreement with State Street Bank and Trust Company.*

(14)	Consent of Independent Registered Public Accounting Firm.†

(15)	Not applicable.

(16)	Powers of Attorney.(5)

(17)	(a) Code of Ethics of the Value Line Fund, the Manager and the Distributor.(2) (b) Code of Ethics of Alpha Capital Funds Management, LLC.(5) (c) Form of Proxy Card.(5)

(1)	Filed as an exhibit to the Trust’s initial registration statement on Form N-1A, filed May 9, 2014 (Accession No. 0001571049-14-001676) and incorporated herein by reference.

(2)	Filed as an exhibit to Pre-Effective Amendment No. 1, filed July 25, 2014 (Accession No. 0001571049-14-003249) and incorporated herein by reference.

(3)	Filed as an exhibit to Post-Effective Amendment No. 2, filed August 21, 2015, and incorporated herein by reference.

(4)	Filed as an exhibit to Post-Effective Amendment No. 5, filed February 8, 2016, and incorporated herein by reference.

(5)	Filed as an exhibit to the Trust’s registration statement on Form N-14, filed April 1, 2016 (Accession No. 0001571049-16-013575) and incorporated herein by reference.

†	Filed herewith.

*	To be filed with subsequent amendment.

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Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

  (3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to a subsequent post-effective amendment to its registration statement on Form N-1A filed with the SEC within a reasonable time after the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in New York City of New York State, on the 29th day of April, 2016.

VALUE LINE FUNDS INVESTMENT TRUST

By:	/s/ Mitchell E. Appel
Mitchell E. Appel
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	Joyce E. Heinzerling*	Trustee	April 29 , 2016
(Joyce E. Heinzerling)

	James E. Hillman*	Trustee	April 29 , 2016
(James E. Hillman)

	Michael Kuritzkes*	Trustee	April 29 , 2016
(Michael Kuritzkes)

	Francis C. Oakley*	Trustee	April 29 , 2016
(Francis C. Oakley)

	Paul Craig Roberts*	Trustee	April 29 , 2016
(Paul Craig Roberts)

	Nancy-Beth Sheerr*	Trustee	April 29 , 2016
(Nancy-Beth Sheerr)

	/s/ Mitchell E. Appel	Trustee; President and Chief Executive Officer	April 29 , 2016
	(Mitchell E. Appel)	(Principal Executive Officer)

	/s/ Emily D. Washington	Treasurer; Principal Financial	April 29 , 2016
	(Emily D. Washington)	and Accounting Officer;
Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, attorney-in-fact)

*	Pursuant to Power of Attorney filed as an exhibit to the Trust’s registration statement on Form N-14, filed April 1, 2016 .

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EXHIBIT INDEX

The following exhibits are filed as part of this Pre-Effective Amendment to the Registration Statement:

Exhibit Number	Document Title

(14)	Consent of Independent Registered Public Accounting Firm

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